Putnam Income Fund
The fund's portfolio
7/31/20 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (63.8%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.7%)
Government National Mortgage Association (1 YR WSJ LIBOR + 1.52%), 3.469%, 12/20/68	$1,830,665	$1,971,642
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/15/31 to 10/15/31	160,006	184,455
6.00%, with due dates from 12/20/48 to 4/20/49	836,291	928,005
5.50%, with due dates from 1/20/49 to 11/20/49	3,705,126	4,158,059
5.00%, with due dates from 6/15/40 to 3/20/50	15,380,781	17,123,852
4.70%, with due dates from 6/20/65 to 8/20/67	1,141,996	1,333,129
4.679%, 6/20/65	103,846	116,813
4.669%, 5/20/65	248,408	276,784
4.665%, 9/20/65	269,034	298,211
4.627%, 6/20/65	43,061	47,380
4.621%, 6/20/67	811,153	942,784
4.571%, 5/20/65	45,394	50,820
4.522%, 8/20/65	68,739	75,895
4.511%, 3/20/67	1,147,492	1,328,139
4.50%, TBA, 8/1/50	8,000,000	8,540,000
4.50%, with due dates from 5/20/44 to 1/20/50	6,743,623	7,570,823
4.486%, 5/20/65	68,533	75,653
4.476%, 5/20/65	915,996	1,020,903
4.47%, 6/20/65	37,080	41,791
4.405%, 6/20/65	27,799	31,131
4.325%, 5/20/67	344,644	403,238
4.00%, TBA, 8/1/50	36,000,000	38,199,377
4.00%, with due dates from 2/20/48 to 3/20/50	8,823,041	9,690,297
3.50%, TBA, 8/1/50	44,000,000	46,292,814
3.50%, with due dates from 11/15/42 to 3/20/50	30,282,361	33,220,102
3.00%, TBA, 8/1/50	3,000,000	3,172,266
3.00%, with due dates from 3/20/43 to 2/20/50	3,894,185	4,236,110

		181,330,473
U.S. Government Agency Mortgage Obligations (59.1%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.00%, with due dates from 3/1/41 to 6/1/49	404,921	462,506
4.50%, with due dates from 7/1/44 to 11/1/49	1,097,380	1,217,831
4.00%, with due dates from 12/1/44 to 7/1/49	7,314,892	7,998,084
3.50%, with due dates from 4/1/42 to 11/1/47	6,444,183	6,920,901
3.00%, 10/1/46	2,608,786	2,804,226
2.50%, 4/1/43	588,176	628,229
Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 2/1/36 to 5/1/41	2,488,421	2,994,484
5.50%, with due dates from 1/1/33 to 2/1/35	417,611	486,488
5.00%, with due dates from 3/1/40 to 8/1/49	5,751,548	6,405,560
4.50%, with due dates from 7/1/44 to 11/1/49	6,439,929	7,068,539
4.00%, 1/1/57	6,483,394	7,241,311
4.00%, with due dates from 8/1/44 to 11/1/49	8,052,292	8,813,119
3.50%, 9/1/57	10,166,751	11,163,092
3.50%, with due dates from 5/1/56 to 6/1/56	4,308,540	4,784,505
3.50%, with due dates from 5/1/42 to 2/1/47	12,044,721	13,051,914
3.50%, 6/1/31	506,536	550,499
3.00%, with due dates from 9/1/42 to 3/1/47	15,325,625	16,736,851
2.50%, 12/1/47	4,752,526	5,076,166
Uniform Mortgage-Backed Securities
6.00%, TBA, 8/1/50	2,000,000	2,228,125
4.50%, TBA, 8/1/50	23,000,000	24,725,000
4.00%, TBA, 9/1/50	65,000,000	69,082,813
4.00%, TBA, 8/1/50	99,000,000	105,172,036
3.50%, TBA, 9/1/50	179,000,000	188,789,063
3.50%, TBA, 8/1/50	291,000,000	306,845,852
3.00%, TBA, 8/1/50	5,000,000	5,290,235
2.50%, TBA, 9/1/50	448,000,000	469,874,989
2.50%, TBA, 8/1/50	448,000,000	470,714,989
2.00%, TBA, 9/1/50	221,000,000	228,441,490
2.00%, TBA, 8/1/50	288,000,000	298,395,015

		2,273,963,912

Total U.S. government and agency mortgage obligations (cost $2,434,684,220)		$2,455,294,385

MORTGAGE-BACKED SECURITIES (33.2%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (11.4%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.09%, 4/15/37	$464,753	$861,188
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 23.779%, 5/15/35	64,748	108,117
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 21.698%, 12/15/36	135,678	219,907
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 19.336%, 3/15/35	336,715	464,869
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.499%, 6/15/34	178,344	217,223
REMICs IFB Ser. 4738, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.025%, 12/15/47	28,100,375	5,096,183
REMICs IFB Ser. 4461, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.025%, 4/15/45	19,929,808	4,479,105
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.925%, 8/15/56	24,741,569	6,181,433
REMICs IFB Ser. 4596, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.925%, 6/15/46	19,275,906	3,932,670
REMICs IFB Ser. 4077, Class HS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.925%, 7/15/42	13,047,180	2,354,057
REMICs IFB Ser. 4912, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.875%, 9/25/49	21,968,703	2,538,534
REMICs IFB Ser. 4839, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.875%, 6/15/42	26,451,765	2,995,680
REMICs IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 5.825%, 5/15/41	816,570	906,634
REMICs Ser. 4973, Class BI, IO, 4.50%, 5/25/50	52,983,144	8,369,747
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	3,001,567	287,250
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	1,398,518	187,682
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	1,208,974	92,596
REMICs Ser. 3707, Class PI, IO, 4.50%, 7/15/25	147,086	1,552
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	8,669,066	797,179
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	6,483,077	615,892
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	6,577,627	658,732
REMICs Ser. 4182, Class GI, IO, 3.00%, 1/15/43	8,126,016	342,691
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	3,543,255	359,074
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	7,750,656	617,960
REMICs Ser. 4176, Class DI, IO, 3.00%, 12/15/42	9,704,487	916,983
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	5,288,146	395,167
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	2,883,391	186,555
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	7,039,663	324,086
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	3,714,959	209,525
REMICs Ser. 4004, IO, 3.00%, 3/15/26	2,120,425	38,804
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	3,155,436	3,035,460
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	8,138	7,489
REMICs Ser. 3391, PO, zero %, 4/15/37	71,361	67,129
REMICs Ser. 3300, PO, zero %, 2/15/37	85,522	80,330
REMICs Ser. 3206, Class EO, PO, zero %, 8/15/36	3,613	3,450
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	13,765	12,989
REMICs Ser. 3210, PO, zero %, 5/15/36	12,654	12,293
REMICs Ser. 3326, Class WF, zero %, 10/15/35	10,749	9,828
REMICs FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	13,591	12,218
Strips Ser. 315, PO, zero %, 9/15/43	10,754,278	10,032,178
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 38.87%, 7/25/36	228,208	437,544
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 23.937%, 3/25/36	223,192	403,566
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 22.499%, 11/25/35	280,205	407,194
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 19.735%, 8/25/35	101,012	143,124
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 19.592%, 12/25/35	259,511	377,951
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 16.948%, 11/25/34	37,027	44,263
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 12.557%, 5/25/40	407,628	497,306
REMICs IFB Ser. 15-66, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.078%, 9/25/45	26,309,247	5,413,391
REMICs IFB Ser. 14-87, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.078%, 1/25/45	18,410,683	3,808,802
REMICs IFB Ser. 18-44, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.028%, 6/25/48	56,019,399	7,842,716
REMICs IFB Ser. 18-29, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.028%, 5/25/48	28,006,418	3,920,899
REMICs IFB Ser. 18-1, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.978%, 2/25/48	17,200,051	2,386,507
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.978%, 1/25/48	25,093,823	5,075,140
REMICs IFB Ser. 19-3, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.928%, 2/25/49	29,275,276	6,257,590
REMICs IFB Ser. 18-94, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.928%, 1/25/49	13,667,927	1,652,965
REMICs IFB Ser. 16-91, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.928%, 12/25/46	21,701,656	4,600,534
REMICs IFB Ser. 19-59, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.878%, 10/25/49	28,745,606	4,887,738
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.878%, 3/25/46	46,884,776	7,704,847
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.828%, 11/25/49	10,968,655	3,007,276
REMICs IFB Ser. 19-57, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.828%, 10/25/49	46,844,113	7,526,122
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	19,964,490	3,522,885
Interest Strip Ser. 409, Class C24, IO, 4.50%, 4/25/42	9,269,837	1,351,342
REMICs Ser. 18-3, Class AI, IO, 4.50%, 12/25/47	19,877,933	2,822,468
REMICs Ser. 17-87, Class IA, IO, 4.50%, 11/25/47	40,088,482	5,361,835
REMICs Ser. 17-72, Class ID, IO, 4.50%, 9/25/47	32,057,779	4,485,524
REMICs Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	3,465,217	175,423
REMICs Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	8,582,932	1,083,381
REMICs Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	7,834,256	671,527
REMICs Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	4,580,258	232,590
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	4,319,104	249,675
REMICs Ser. 17-12, IO, 3.50%, 3/25/47	10,228,946	597,573
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	9,118,149	452,123
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	2,687,961	279,282
REMICs Ser. 14-10, IO, 3.50%, 8/25/42	4,484,144	276,008
REMICs Ser. 12-128, Class QI, IO, 3.50%, 6/25/42	5,394,213	447,263
REMICs Ser. 12-101, Class PI, IO, 3.50%, 8/25/40	5,457,150	62,937
REMICs Ser. 14-20, Class IA, IO, 3.50%, 7/25/39	4,083,191	61,599
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	2,735,372	208,717
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	4,063,307	324,097
REMICs Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	5,384,497	300,487
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	2,144,433	96,088
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	3,266,292	156,743
REMICs Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	5,668,606	210,628
REMICs Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	4,302,782	108,258
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	1,359,113	42,718
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	1,522,655	36,813
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	9,303,838	402,540
REMICs FRB Ser. 01-50, Class B1, IO, 0.389%, 10/25/41(WAC)	235,741	1,014
Trust FRB Ser. 05-W4, Class 1A, IO, 0.062%, 8/25/45(WAC)	68,733	82
REMICs Ser. 03-34, Class P1, PO, zero %, 4/25/43	109,484	90,872
REMICs Ser. 07-64, Class LO, PO, zero %, 7/25/37	13,646	13,504
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	79,474	74,078
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	7,552	7,061
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	8,503	7,823
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	7,152	6,769
Government National Mortgage Association
IFB Ser. 10-9, Class YD, IO, ((-1 x 1 Month US LIBOR) + 6.80%), 6.623%, 1/16/40	15,174,173	3,066,345
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.063%, 7/20/48	11,550,867	1,871,266
IFB Ser. 14-131, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.023%, 9/16/44	13,706,880	4,034,921
IFB Ser. 12-149, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.013%, 12/20/42	17,750,625	3,488,353
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	7,662,349	1,231,340
IFB Ser. 19-123, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.963%, 10/20/49	49,421,399	6,718,296
IFB Ser. 18-168, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.963%, 12/20/48	40,643,743	7,487,484
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.963%, 9/20/43	1,391,348	270,339
IFB Ser. 18-148, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.923%, 2/16/46	21,769,797	4,336,977
IFB Ser. 20-32, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.913%, 3/20/50	44,166,703	6,437,262
IFB Ser. 20-11, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.913%, 1/20/50	99,350,605	15,026,779
IFB Ser. 19-83, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.913%, 7/20/49	35,445,285	5,273,904
IFB Ser. 19-83, Class SW, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.913%, 7/20/49	37,968,417	6,306,174
IFB Ser. 19-65, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.913%, 5/20/49	14,771,561	3,168,352
IFB Ser. 19-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.913%, 2/20/49	34,407,614	6,696,334
IFB Ser. 18-155, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.913%, 11/20/48	29,221,975	3,874,089
IFB Ser. 19-119, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.873%, 9/16/49	30,749,481	7,734,367
IFB Ser. 20-18, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.863%, 2/20/50	100,241,257	18,744,935
IFB Ser. 19-125, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.863%, 10/20/49	6,342,425	1,801,387
IFB Ser. 20-34, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.863%, 10/20/49	60,523,651	6,825,586
IFB Ser. 19-108, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.863%, 8/20/49	34,225,134	4,767,561
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.863%, 8/20/49	5,751,074	732,248
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.863%, 6/20/49	15,606,600	1,824,014
IFB Ser. 19-44, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.863%, 4/20/49	23,635,742	3,348,192
IFB Ser. 19-30, Class SH, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.863%, 3/20/49	37,299,736	5,966,880
IFB Ser. 19-21, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.863%, 2/20/49	23,212,727	3,129,076
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.863%, 12/2/21	3,176,635	356,880
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.813%, 10/20/49	4,298,241	1,134,155
IFB Ser. 10-31, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.75%), 5.563%, 3/20/40	22,636,875	3,947,418
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	296,314	34,449
Ser. 15-69, IO, 5.00%, 5/20/45	10,135,508	1,769,356
Ser. 14-180, IO, 5.00%, 12/20/44	14,796,552	2,637,929
Ser. 14-76, IO, 5.00%, 5/20/44	3,946,177	618,899
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	1,827,316	333,120
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	21,260	1,759
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	1,233,663	207,634
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	10,966,634	1,902,053
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	5,158,744	898,550
Ser. 19-83, IO, 4.50%, 6/20/49	30,898,153	3,805,416
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	981,678	80,036
Ser. 15-13, Class BI, IO, 4.50%, 1/20/45	22,909,156	3,551,199
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	2,812,486	230,286
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42	6,803,734	967,581
Ser. 12-129, IO, 4.50%, 11/16/42	4,071,449	739,049
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,916,318	281,617
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	1,949,909	277,862
Ser. 14-71, Class BI, IO, 4.50%, 5/20/29	4,561,304	324,810
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	51,769,099	4,971,449
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	11,012,771	1,407,102
Ser. 15-94, IO, 4.00%, 7/20/45	530,069	96,791
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	1,694,727	108,712
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	12,017,442	2,166,745
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	3,818,237	505,459
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	5,112,109	496,028
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43	7,018,536	667,561
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	4,003,688	535,444
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	26,405,181	4,318,567
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	8,460,289	911,545
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	1,865,294	51,276
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	3,477,525	102,111
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38	585,236	425
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36	4,407,164	103,126
Ser. 16-H23, Class NI, IO, 3.761%, 10/20/66	39,296,278	4,004,291
Ser. 16-H24, Class JI, IO, 3.57%, 11/20/66	14,953,196	1,662,517
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	175,909,858	20,009,746
Ser. 19-151, Class NI, IO, 3.50%, 10/20/49	55,897,762	4,421,692
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	4,165,652	360,537
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45	8,765,776	642,531
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	6,850,683	242,172
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	6,249,736	786,217
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	6,178,076	606,069
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	2,531,554	167,715
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	2,331,782	180,713
Ser. 12-145, IO, 3.50%, 12/20/42	4,093,094	592,234
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	1,618,269	121,370
Ser. 12-136, IO, 3.50%, 11/20/42	10,484,169	1,196,119
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	14,080,072	2,207,622
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	11,179,030	708,303
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41	5,261,276	309,521
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	4,241,916	235,668
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	8,684,695	599,244
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	15,705,874	639,229
Ser. 15-87, Class AI, IO, 3.50%, 12/20/38	5,510,899	114,278
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	5,701,418	283,360
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	8,625,262	620,743
Ser. 19-H02, Class DI, IO, 3.496%, 11/20/68	22,977,351	2,608,671
Ser. 19-H14, Class IB, IO, 3.436%, 8/20/69	27,677,297	3,071,790
Ser. 20-H02, Class GI, IO, 3.41%, 1/20/70	35,204,172	4,015,071
Ser. 15-H25, Class CI, IO, 3.362%, 10/20/65	20,266,310	1,748,983
Ser. 15-H26, Class DI, IO, 3.356%, 10/20/65	17,321,402	1,633,495
Ser. 18-H20, Class BI, IO, 3.219%, 6/20/68	28,453,530	3,010,992
FRB Ser. 15-H16, Class XI, IO, 3.13%, 7/20/65	19,510,634	1,995,938
Ser. 15-H04, Class AI, IO, 3.058%, 12/20/64	25,885,133	2,050,030
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	3,288,961	113,798
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	9,086,245	498,835
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	2,071,092	68,346
Ser. 14-30, Class KI, IO, 3.00%, 2/16/29	3,431,698	214,824
Ser. 14-5, Class LI, IO, 3.00%, 1/16/29	3,615,229	230,290
Ser. 13-164, Class CI, IO, 3.00%, 11/16/28	6,896,516	452,411
Ser. 16-H02, Class HI, IO, 2.949%, 1/20/66	40,803,125	3,190,804
Ser. 16-H04, Class KI, IO, 2.945%, 2/20/66	25,957,692	1,895,773
Ser. 17-H12, Class QI, IO, 2.71%, 5/20/67	21,063,082	2,146,644
Ser. 18-H05, Class AI, IO, 2.535%, 2/20/68	19,952,803	2,431,748
Ser. 16-H27, Class BI, IO, 2.444%, 12/20/66	11,612,916	1,148,424
Ser. 18-H02, Class EI, IO, 2.373%, 1/20/68	16,001,708	1,930,206
Ser. 17-H08, Class NI, IO, 2.353%, 3/20/67	13,572,809	1,312,491
Ser. 17-H10, Class MI, IO, 2.27%, 4/20/67	17,765,189	1,486,946
Ser. 18-H17, Class GI, IO, 2.154%, 10/20/68	26,463,685	2,881,451
Ser. 16-H11, Class HI, IO, 2.103%, 1/20/66	33,462,737	2,481,986
Ser. 15-H15, Class JI, IO, 2.09%, 6/20/65	16,634,519	1,525,385
Ser. 17-H23, Class BI, IO, 2.025%, 11/20/67	19,209,252	1,809,512
Ser. 15-H12, Class AI, IO, 1.994%, 5/20/65	24,963,719	1,819,780
Ser. 17-H18, Class CI, IO, 1.967%, 9/20/67	13,242,112	1,761,057
Ser. 15-H20, Class AI, IO, 1.962%, 8/20/65	22,341,766	1,865,537
Ser. 15-H10, Class CI, IO, 1.938%, 4/20/65	24,718,850	1,895,145
Ser. 15-H12, Class GI, IO, 1.935%, 5/20/65	29,188,102	2,405,100
Ser. 17-H14, Class EI, IO, 1.912%, 6/20/67	21,814,614	1,747,284
Ser. 15-H12, Class EI, IO, 1.839%, 4/20/65	23,314,112	1,830,158
Ser. 15-H09, Class BI, IO, 1.826%, 3/20/65	26,226,833	1,951,748
Ser. 15-H01, Class CI, IO, 1.755%, 12/20/64	19,687,463	839,749
Ser. 15-H25, Class AI, IO, 1.748%, 9/20/65	19,965,563	1,465,472
Ser. 15-H17, Class CI, IO, 1.726%, 6/20/65	22,092,432	944,518
Ser. 15-H14, Class BI, IO, 1.701%, 5/20/65	1,946,403	82,450
Ser. 15-H28, Class DI, IO, 1.677%, 8/20/65	22,387,542	1,500,413
Ser. 14-H11, Class GI, IO, 1.609%, 6/20/64	40,674,144	2,781,379
Ser. 14-H07, Class BI, IO, 1.60%, 5/20/64	33,572,917	2,528,099
Ser. 10-H19, Class GI, IO, 1.543%, 8/20/60	22,718,577	1,263,289
IFB Ser. 11-70, Class YI, IO, ((-1 x 1 Month US LIBOR) + 5.00%), 0.15%, 12/20/40	7,805,278	22,837
Ser. 10-151, Class KO, PO, zero %, 6/16/37	157,164	148,127
Ser. 06-36, Class OD, PO, zero %, 7/16/36	9,452	8,501

		436,879,879
Commercial mortgage-backed securities (11.6%)
Banc of America Commercial Mortgage Trust
FRB Ser. 15-UBS7, Class B, 4.36%, 9/15/48(WAC)	7,611,000	8,089,787
FRB Ser. 07-1, Class XW, IO, 0.291%, 1/15/49(WAC)	196,599	271
Bank
FRB Ser. 20-BN26, Class XA, IO, 1.357%, 3/15/63(WAC)	35,407,688	3,257,507
FRB Ser. 18-BN13, Class XA, IO, 0.51%, 8/15/61(WAC)	202,862,446	5,497,100
BBCMS Mortgage Trust
FRB Ser. 20-C7, Class B, 3.186%, 4/15/53(WAC)	4,000,000	4,161,596
FRB Ser. 20-C7, Class XA, IO, 1.633%, 4/15/53(WAC)	53,284,195	6,212,458
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.432%, 1/12/45(WAC)	4,551,000	3,276,720
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.775%, 3/11/39(WAC)	5,074,890	3,552,423
FRB Ser. 06-PW14, Class X1, IO, 0.305%, 12/11/38(WAC)	215,834	2,223
CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 1.298%, 12/11/49(WAC)	29,752	1,060
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.739%, 12/15/47(WAC)	601,000	590,783
FRB Ser. 11-C2, Class E, 5.739%, 12/15/47(WAC)	3,258,000	2,995,251
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC19, Class XA, IO, 1.144%, 3/10/47(WAC)	65,719,810	2,260,499
FRB Ser. 13-GC17, Class XA, IO, 1.031%, 11/10/46(WAC)	29,791,240	835,552
Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.518%, 10/15/49(WAC)	6,858,632	69
COMM Mortgage Trust
FRB Ser. 12-CR1, Class C, 5.32%, 5/15/45(WAC)	4,866,000	3,600,961
FRB Ser. 14-CR17, Class C, 4.784%, 5/10/47(WAC)	3,406,000	3,288,351
FRB Ser. 14-CR18, Class C, 4.724%, 7/15/47(WAC)	889,000	876,206
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	949,000	1,052,972
FRB Ser. 18-COR3, Class C, 4.561%, 5/10/51(WAC)	11,089,000	11,353,959
FRB Ser. 17-COR2, Class C, 4.561%, 9/10/50(WAC)	5,288,000	4,857,642
Ser. 14-LC17, Class B, 4.49%, 10/10/47(WAC)	2,308,000	2,429,198
FRB Ser. 14-UBS6, Class C, 4.447%, 12/10/47(WAC)	504,000	438,459
FRB Ser. 13-LC13, Class XA, IO, 1.118%, 8/10/46(WAC)	34,073,929	960,087
FRB Ser. 14-UBS4, Class XA, IO, 1.105%, 8/10/47(WAC)	26,812,951	922,408
FRB Ser. 14-LC15, Class XA, IO, 1.092%, 4/10/47(WAC)	74,731,523	2,392,306
FRB Ser. 14-CR19, Class XA, IO, 1.005%, 8/10/47(WAC)	22,534,969	690,735
FRB Ser. 14-CR18, Class XA, IO, 0.994%, 7/15/47(WAC)	20,506,642	670,977
FRB Ser. 14-CR17, Class XA, IO, 0.971%, 5/10/47(WAC)	40,463,146	1,239,184
FRB Ser. 15-CR23, Class XA, IO, 0.895%, 5/10/48(WAC)	32,045,236	1,085,206
FRB Ser. 14-UBS6, Class XA, IO, 0.89%, 12/10/47(WAC)	49,452,740	1,556,278
FRB Ser. 14-LC17, Class XA, IO, 0.766%, 10/10/47(WAC)	20,421,448	499,958
FRB Ser. 19-GC44, Class XA, IO, 0.655%, 8/15/57(WAC)	90,946,775	4,019,174
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.32%, 5/15/45(WAC)	1,651,000	856,289
FRB Ser. 13-CR13, Class E, 4.887%, 11/10/46(WAC)	1,524,000	875,289
FRB Ser. 14-CR17, Class D, 4.847%, 5/10/47(WAC)	4,337,000	3,302,554
FRB Ser. 14-CR19, Class D, 4.73%, 8/10/47(WAC)	2,364,000	1,702,192
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,918,000	1,026,140
FRB Ser. 13-CR6, Class D, 4.091%, 3/10/46(WAC)	1,683,000	1,204,440
Ser. 13-LC6, Class E, 3.50%, 1/10/46	3,735,000	2,830,824
Ser. 15-LC19, Class D, 2.867%, 2/10/48	5,800,000	5,046,568
FRB Ser. 12-LC4, Class XA, IO, 2.099%, 12/10/44(WAC)	19,347,813	416,230
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 5.803%, 2/15/41(WAC)	9,821,289	5,558,850
FRB Ser. 07-C4, Class C, 5.719%, 9/15/39(WAC)	75,873	74,962
FRB Ser. 07-C2, Class AX, IO, 0.015%, 1/15/49(WAC)	6,544,180	65
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.173%, 5/15/38(WAC)	435,090	22,705
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C4, Class B, 4.329%, 11/15/48(WAC)	11,011,000	11,972,365
FRB Ser. 15-C1, Class C, 4.269%, 4/15/50(WAC)	2,496,000	2,380,782
FRB Ser. 19-C17, Class XA, IO, 1.367%, 9/15/52(WAC)	60,768,313	5,704,595
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.769%, 4/15/50(WAC)	4,076,000	2,812,440
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.767%, 12/15/49(WAC)	127,034,470	4,321,814
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC2A, Class C, 5.53%, 7/10/44(WAC)	5,407,538	5,407,538
FRB Ser. 11-LC3A, Class D, 5.335%, 8/10/44(WAC)	1,982,500	1,788,189
Federal Home Loan Mortgage Corporation
Multiclass Certificates Ser. 20-RR02, Class DX, IO, 1.816%, 9/27/28(WAC)	56,223,000	6,946,700
Multifamily Structured Pass-Through Certificates FRB Ser. K110, Class X1, IO, 1.698%, 4/25/30(WAC)	38,395,664	5,314,198
Multifamily Structured Pass-Through Certificates FRB Ser. K105, Class X1, IO, 1.645%, 1/25/30(WAC)	112,042,047	13,819,490
Multifamily Structured Pass-Through Certificates FRB Ser. K104, Class X1, IO, 1.127%, 1/25/30(WAC)	56,866,416	5,196,499
Multifamily Structured Pass-Through Certificates FRB Ser. KG02, Class X1, IO, 1.018%, 8/25/29(WAC)	106,775,000	7,713,106
Multifamily Structured Pass-Through Certificates FRB Ser. K100, Class X1, IO, 0.65%, 9/25/29(WAC)	46,581,868	2,546,631
FREMF Mortgage Trust 144A
FRB Ser. 19-KF66, Class B, (1 Month US LIBOR + 0.00%), 2.562%, 7/25/29	4,652,000	4,357,221
FRB Ser. 19-KF71, Class B, (1 Month US LIBOR + 0.00%), 2.462%, 10/25/29	7,500,000	6,957,788
FRB Ser. 18-KF43, Class B, (1 Month US LIBOR + 0.00%), 2.312%, 1/25/28	4,030,234	3,765,021
GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.07%, 12/10/49(WAC)	10,551,577	5,799
GS Mortgage Securities Corp. II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	12,605,000	12,663,045
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.494%, 2/10/46(WAC)	59,865,536	1,992,205
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.989%, 1/10/47(WAC)	5,144,000	4,115,200
FRB Ser. 14-GC22, Class C, 4.69%, 6/10/47(WAC)	4,081,000	3,883,590
FRB Ser. 13-GC12, Class XA, IO, 1.413%, 6/10/46(WAC)	30,051,434	949,655
FRB Ser. 14-GC18, Class XA, IO, 1.009%, 1/10/47(WAC)	38,841,877	1,044,885
FRB Ser. 14-GC22, Class XA, IO, 0.983%, 6/10/47(WAC)	61,481,236	1,707,949
GS Mortgage Securities Trust 144A Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	3,832,000	3,771,605
JPMBB Commercial Mortgage Securities Trust
Ser. 13-C17, Class AS, 4.458%, 1/15/47	5,595,000	5,864,086
FRB Ser. 13-C12, Class C, 4.10%, 7/15/45(WAC)	4,729,000	4,560,971
FRB Ser. 14-C25, Class XA, IO, 0.85%, 11/15/47(WAC)	28,297,486	853,537
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.702%, 8/15/46(WAC)	4,371,000	2,836,403
FRB Ser. C14, Class D, 4.702%, 8/15/46(WAC)	5,853,000	4,196,471
FRB Ser. 14-C25, Class D, 3.945%, 11/15/47(WAC)	5,070,000	3,346,322
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	4,818,000	2,163,104
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 19-COR6, Class XA, IO, 0.946%, 11/13/52(WAC)	69,577,843	4,829,398
FRB Ser. 17-C5, Class XA, IO, 0.935%, 3/15/50(WAC)	162,937,368	8,215,669
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	3,602,478	3,075,712
FRB Ser. 16-JP2, Class XA, IO, 1.799%, 8/15/49(WAC)	17,398,679	1,507,630
FRB Ser. 12-LC9, Class XA, IO, 1.497%, 12/15/47(WAC)	27,681,973	757,094
FRB Ser. 13-LC11, Class XA, IO, 1.252%, 4/15/46(WAC)	37,971,194	1,045,898
FRB Ser. 13-C10, Class XA, IO, 0.97%, 12/15/47(WAC)	64,083,494	1,294,551
FRB Ser. 13-C16, Class XA, IO, 0.929%, 12/15/46(WAC)	42,638,323	1,067,092
FRB Ser. 06-LDP8, Class X, IO, 0.288%, 5/15/45(WAC)	395,676	4
FRB Ser. 07-LDPX, Class X, IO, 0.052%, 1/15/49(WAC)	3,243,088	32
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.669%, 2/15/46(WAC)	1,986,000	978,095
FRB Ser. 11-C3, Class F, 5.669%, 2/15/46(WAC)	4,436,000	1,453,478
FRB Ser. 11-C4, Class C, 5.343%, 7/15/46(WAC)	3,631,000	3,576,276
FRB Ser. 12-C6, Class E, 5.152%, 5/15/45(WAC)	4,317,000	2,115,339
FRB Ser. 12-C8, Class D, 4.671%, 10/15/45(WAC)	3,906,000	3,076,069
FRB Ser. 12-C8, Class C, 4.622%, 10/15/45(WAC)	6,475,000	5,153,030
FRB Ser. 12-LC9, Class D, 4.418%, 12/15/47(WAC)	621,000	567,269
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	2,038,000	1,184,689
FRB Ser. 05-CB12, Class X1, IO, 0.32%, 9/12/37(WAC)	42,123	266
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.167%, 2/15/40(WAC)	134,582	14
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 07-C2, Class XCL, IO, 0.167%, 2/15/40(WAC)	2,981,052	301
FRB Ser. 05-C5, Class XCL, IO, 0.014%, 9/15/40(WAC)	826,404	5
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 06-C4, Class X, IO, 6.111%, 7/15/45(WAC)	75,050	1
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C7, Class XA, IO, 1.335%, 2/15/46(WAC)	49,873,211	1,270,919
FRB Ser. 15-C26, Class XA, IO, 1.024%, 10/15/48(WAC)	37,437,212	1,531,998
FRB Ser. 13-C12, Class XA, IO, 0.594%, 10/15/46(WAC)	108,181,244	1,678,151
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.353%, 8/15/46(WAC)	3,329,000	1,337,495
FRB Ser. 13-C11, Class F, 4.353%, 8/15/46(WAC)	6,212,000	1,863,600
FRB Ser. 13-C10, Class E, 4.082%, 7/15/46(WAC)	5,447,000	3,625,082
FRB Ser. 13-C10, Class F, 4.082%, 7/15/46(WAC)	2,331,000	1,088,961
Ser. 14-C17, Class E, 3.50%, 8/15/47	2,709,000	1,523,095
Morgan Stanley Capital I Trust
FRB Ser. 16-BNK2, Class XA, IO, 1.059%, 11/15/49(WAC)	27,227,948	1,274,750
FRB Ser. 18-H4, Class XA, IO, 0.862%, 12/15/51(WAC)	57,122,980	3,223,890
FRB Ser. 18-H3, Class XA, IO, 0.832%, 7/15/51(WAC)	60,509,745	2,976,172
FRB Ser. 16-UB12, Class XA, IO, 0.76%, 12/15/49(WAC)	76,948,298	2,545,850
Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C1, Class D, 5.501%, 9/15/47(WAC)	9,664,000	9,667,663
Ser. 12-C4, Class C, 5.419%, 3/15/45(WAC)	4,345,000	3,915,110
FRB Ser. 12-C4, Class E, 5.419%, 3/15/45(WAC)	1,406,000	492,100
FRB Ser. 11-C3, Class B, 5.244%, 7/15/49(WAC)	12,125,000	12,158,641
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 3.922%, 3/25/50	6,355,000	5,773,427
FRB Ser. 19-01, Class M10, 3.422%, 10/15/49	14,595,000	13,336,181
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	1,661,295	48,224
UBS Commercial Mortgage Trust
Ser. 12-C1, Class B, 4.822%, 5/10/45	5,319,000	5,361,008
FRB Ser. 17-C7, Class XA, IO, 1.049%, 12/15/50(WAC)	68,008,425	3,882,771
FRB Ser. 18-C12, Class XA, IO, 0.824%, 8/15/51(WAC)	128,339,956	6,761,526
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class C, 5.569%, 5/10/45(WAC)	3,072,000	2,807,303
FRB Ser. 12-C1, Class D, 5.569%, 5/10/45(WAC)	5,180,000	3,738,312
FRB Ser. 12-C1, Class XA, IO, 2.066%, 5/10/45(WAC)	11,275,979	271,845
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.03%, 8/10/49(WAC)	12,023,000	11,378,231
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	2,565,000	382,452
Ser. 13-C6, Class E, 3.50%, 4/10/46	1,457,000	974,402
FRB Ser. 12-C4, Class XA, IO, 1.608%, 12/10/45(WAC)	41,774,199	1,136,112
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.05%, 1/10/45(WAC)	5,657,000	4,982,684
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.266%, 11/15/48(WAC)	4,483,098	134
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21, Class E, 5.098%, 10/15/44(WAC)	3,554,660	3,199,194
Wells Fargo Commercial Mortgage Trust
FRB Ser. 19-C50, Class XA, IO, 1.422%, 5/15/52(WAC)	121,345,299	11,953,532
FRB Ser. 17-C41, Class XA, IO, 1.215%, 11/15/50(WAC)	83,640,374	5,506,442
FRB Ser. 14-LC16, Class XA, IO, 1.092%, 8/15/50(WAC)	65,482,481	2,204,710
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C22, Class XA, IO, 0.807%, 9/15/57(WAC)	32,891,264	881,881
FRB Ser. 13-C14, Class XA, IO, 0.722%, 6/15/46(WAC)	92,726,442	1,438,020
FRB Ser. 14-C23, Class XA, IO, 0.566%, 10/15/57(WAC)	61,847,492	1,263,745
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.221%, 6/15/44(WAC)	1,776,768	877,740
FRB Ser. 11-C4, Class C, 5.221%, 6/15/44(WAC)	6,732,000	6,414,464
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	6,151,000	3,229,054
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	1,601,000	679,644
FRB Ser. 12-C7, Class D, 4.811%, 6/15/45(WAC)	4,142,000	4,147,302
FRB Ser. 12-C10, Class D, 4.428%, 12/15/45(WAC)	1,834,000	653,913
FRB Ser. 12-C10, Class E, 4.428%, 12/15/45(WAC)	3,645,000	729,000
FRB Ser. 12-C9, Class XA, IO, 1.886%, 11/15/45(WAC)	51,153,785	1,648,451
FRB Ser. 11-C5, Class XA, IO, 1.677%, 11/15/44(WAC)	28,809,809	350,903
FRB Ser. 12-C10, Class XA, IO, 1.53%, 12/15/45(WAC)	39,287,403	1,136,624
FRB Ser. 13-C11, Class XA, IO, 1.179%, 3/15/45(WAC)	21,750,262	525,826

		448,290,118
Residential mortgage-backed securities (non-agency) (10.2%)
Arroyo Mortgage Trust 144A
Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	3,050,000	3,090,582
Ser. 20-1, Class A3, 3.328%, 3/25/55	3,000,000	3,039,343
BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2, 2.574%, 1/26/46(WAC)	4,362,273	4,687,616
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 3.522%, 10/25/27 (Bermuda)	9,434,220	9,148,841
FRB Ser. 19-4A, Class M1C, (1 Month US LIBOR + 2.50%), 2.672%, 10/25/29 (Bermuda)	6,026,000	5,656,648
FRB Ser. 18-2A, Class M1C, (1 Month US LIBOR + 1.60%), 1.772%, 8/25/28 (Bermuda)	1,080,000	1,039,910
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 1.522%, 8/25/28 (Bermuda)	1,241,046	1,229,615
BRAVO Residential Funding Trust 144A Ser. 20-RPL1, Class M1, 3.25%, 5/26/59(WAC)	5,430,000	5,647,200
Bunker Hill Loan Depositary Trust 144A FRB Ser. 20-1, Class A3, 3.395%, 2/25/55(WAC)	2,100,000	2,102,409
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (1 Month US LIBOR + 0.30%), 0.472%, 8/25/35	1,218,650	1,170,635
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	3,490,000	3,553,169
Countrywide Alternative Loan Trust FRB Ser. 07-OA6, Class A1A, (1 Month US LIBOR + 0.14%), 0.312%, 6/25/37	2,718,142	2,532,765
Deephaven Residential Mortgage Trust 144A Ser. 20-2, Class A2, 2.594%, 5/25/65	4,250,000	4,292,500
Eagle Re, Ltd 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 3.00%), 3.172%, 11/25/28	1,210,000	1,148,916
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.872%, 11/25/28 (Bermuda)	1,755,056	1,696,233
Ellington Financial Mortgage Trust 144A FRB Ser. 20-1, Class A2, 3.353%, 6/25/65(WAC)	2,621,000	2,625,707
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 6.522%, 9/25/28	9,025,931	9,461,403
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 5.322%, 10/25/29	1,095,000	1,117,141
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.322%, 11/25/28	6,396,580	6,684,310
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.172%, 12/25/28	4,491,640	4,634,766
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class M3, (1 Month US LIBOR + 4.80%), 4.972%, 5/25/28	1,852,180	1,898,102
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (1 Month US LIBOR + 4.70%), 4.872%, 4/25/28	5,000,000	5,167,336
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 4.822%, 10/25/28	4,598,926	4,763,027
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	4,560,000	4,222,104
Structured Agency Credit Risk Debt FRN Ser. 14-DN4, Class M3, (1 Month US LIBOR + 4.55%), 4.722%, 10/25/24	3,361,409	3,411,080
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, (1 Month US LIBOR + 4.15%), 4.322%, 1/25/25	3,095,355	3,129,639
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 4.022%, 3/25/29	5,825,000	5,921,858
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 3.922%, 9/25/24	2,088,000	2,094,932
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M3, (1 Month US LIBOR + 3.60%), 3.772%, 4/25/24	2,654,378	2,151,447
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (1 Month US LIBOR + 3.55%), 3.722%, 8/25/29	3,280,060	3,281,086
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.622%, 10/25/29	1,000,000	1,005,110
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 3.422%, 7/25/29	1,680,402	1,682,830
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.472%, 9/25/30	4,701,038	4,483,569
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class M2, (1 Month US LIBOR + 1.80%), 1.972%, 7/25/30	5,416,710	5,145,241
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B1, (1 Month US LIBOR + 4.65%), 4.822%, 1/25/49	9,184,210	8,685,190
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	3,279,000	3,166,313
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B1, (1 Month US LIBOR + 4.35%), 4.522%, 3/25/49	700,000	673,793
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	2,474,000	2,278,031
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (1 Month US LIBOR + 3.90%), 4.072%, 9/25/48	1,280,000	1,176,651
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 3.872%, 12/25/30	7,040,000	6,402,814
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class M2, (1 Month US LIBOR + 0.00%), 3.776%, 7/25/50	7,957,000	7,893,591
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.272%, 3/25/50	7,646,000	7,338,031
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class B1, (1 Month US LIBOR + 2.70%), 2.872%, 10/25/49	1,500,000	1,341,195
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.822%, 1/25/49	4,296,033	4,177,065
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA2, Class B1, (1 Month US LIBOR + 2.50%), 2.672%, 2/25/50	5,000,000	4,120,914
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.622%, 3/25/49	12,055,062	11,693,410
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.522%, 2/25/49	2,517,794	2,437,862
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.472%, 10/25/48	3,917,300	3,712,384
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M2, (1 Month US LIBOR + 2.15%), 2.322%, 12/25/30	5,121,000	4,814,590
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class M2, (1 Month US LIBOR + 2.05%), 2.222%, 7/25/49	9,108,879	8,706,093
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 1.90%), 2.072%, 1/25/50	5,990,000	5,754,135
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA2, Class M2, (1 Month US LIBOR + 1.85%), 2.022%, 2/25/50	2,600,000	2,458,625
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.922%, 8/25/28	1,407,300	1,463,592
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.172%, 9/25/28	6,642,216	6,873,108
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 6.072%, 10/25/28	6,057,619	6,287,982
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.872%, 4/25/28	1,020,708	1,063,938
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.472%, 10/25/28	8,121,845	8,501,219
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 5.022%, 10/25/29	997,000	977,094
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.622%, 1/25/29	1,593,281	1,609,000
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.522%, 5/25/29	160,198	163,547
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 4.422%, 1/25/31	5,684,000	5,257,926
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 4.422%, 4/25/29	1,750,460	1,785,457
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.422%, 1/25/29	387,692	394,385
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1, (1 Month US LIBOR + 4.15%), 4.322%, 2/25/30	2,480,000	2,298,683
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 4.172%, 5/25/30	2,975,000	2,713,429
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 3.772%, 1/25/30	648,000	583,544
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.722%, 7/25/29	136,625	137,361
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.172%, 10/25/29	5,161,000	5,098,083
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2M2, (1 Month US LIBOR + 2.85%), 3.022%, 11/25/29	4,519,661	4,385,581
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 2.972%, 2/25/30	615,032	597,616
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 2.522%, 1/25/31	3,853,532	3,718,659
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1M2, (1 Month US LIBOR + 2.00%), 2.172%, 3/25/31	194,355	187,149
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2ED3, (1 Month US LIBOR + 1.35%), 1.522%, 9/25/29	3,088,877	3,141,684
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.422%, 7/25/29	2,890,000	2,848,387
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (1 Month US LIBOR + 1.00%), 1.172%, 5/25/30	6,189,000	6,199,144
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, (1 Month US LIBOR + 5.75%), 5.922%, 7/25/29	3,652,000	3,722,196
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1B1, (1 Month US LIBOR + 4.35%), 4.522%, 4/25/31	4,500,000	4,263,750
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1B1, (1 Month US LIBOR + 4.15%), 4.322%, 8/25/31	1,586,000	1,455,964
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR + 3.65%), 3.822%, 2/25/40	5,000,000	4,637,216
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 2M2, (1 Month US LIBOR + 3.65%), 3.822%, 2/25/40	1,600,000	1,488,706
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.622%, 7/25/31	1,171,341	1,150,842
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1M2, (1 Month US LIBOR + 2.40%), 2.572%, 4/25/31	441,405	434,301
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.322%, 11/25/39	1,781,220	1,600,872
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1M2, (1 Month US LIBOR + 2.15%), 2.322%, 9/25/31	2,045,753	2,006,036
Connecticut Avenue Securities Trust FRB Ser. 19-R06, Class 2M2, (1 Month US LIBOR + 2.10%), 2.272%, 9/25/39	1,912,019	1,884,534
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.222%, 1/25/40	5,561,000	5,240,529
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2M2, (1 Month US LIBOR + 2.00%), 2.172%, 1/25/40	3,299,000	3,121,679
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1M2, (1 Month US LIBOR + 2.00%), 2.172%, 7/25/39	1,410,492	1,388,414
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	134,710	13
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65(WAC)	8,581,000	8,581,807
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.772%, 10/25/28 (Bermuda)	584,176	574,702
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	4,180,000	4,096,400
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 1.009%, 8/26/47(WAC)	4,746,000	4,562,287
New Residential Mortgage Loan Trust 144A FRB Ser. 20-NQM2, Class A2, 3.20%, 5/24/60(WAC)	3,455,350	3,520,799
NovaStar Mortgage Funding Trust FRB Ser. 04-2, Class M4, (1 Month US LIBOR + 1.80%), 1.972%, 9/25/34	1,032,101	1,006,345
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 4.172%, 4/25/27 (Bermuda)	310,641	310,292
Radnor Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR + 3.20%), 3.372%, 2/25/29 (Bermuda)	5,630,000	5,237,121
FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 2.872%, 3/25/28 (Bermuda)	1,700,000	1,607,050
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A3, 2.911%, 5/25/60(WAC)	7,579,000	7,589,062
Starwood Mortgage Residential Trust 144A Ser. 20-2, Class A2, 3.97%, 4/25/60(WAC)	1,962,000	1,966,465
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 1.072%, 11/25/34	1,601,464	1,598,703
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	6,534,000	7,227,033
FRB Ser. 15-6, Class M1, 3.75%, 4/25/55(WAC)	1,102,000	1,189,483
Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	4,177,000	4,239,807
Verus Securitization Trust 144A Ser. 20-INV1, Class A3, 3.889%, 4/25/60(WAC)	1,990,000	2,005,178
Visio Trust 144A Ser. 19-1, Class A3, 3.825%, 6/25/54(WAC)	11,937,407	12,167,617
Vista Point Securitization Trust 144A Ser. 20-1, Class A2, 2.77%, 3/25/65(WAC)	5,412,000	5,476,725
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR1, Class A2B, (1 Month US LIBOR + 0.80%), 0.972%, 1/25/45	847,693	792,600
FRB Ser. 05-AR13, Class A1B2, (1 Month US LIBOR + 0.43%), 0.602%, 10/25/45	1,834,706	1,746,274
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.43%), 0.602%, 10/25/45	6,191,930	5,893,480
FRB Ser. 05-AR17, Class A1B2, (1 Month US LIBOR + 0.41%), 0.582%, 12/25/45	2,505,867	2,287,856
FRB Ser. 05-AR2, Class 2A1B, (1 Month US LIBOR + 0.37%), 0.542%, 1/25/45	764,708	705,367
FRB Ser. 05-AR17, Class A1B3, (1 Month US LIBOR + 0.35%), 0.522%, 12/25/45	745,575	700,431

		393,512,261

Total mortgage-backed securities (cost $1,378,487,344)		$1,278,682,258

CORPORATE BONDS AND NOTES (26.2%)(a)
	Principal amount	Value
Basic materials (1.2%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)	$340,000	$353,919
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	2,503,000	2,668,371
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	455,000	487,669
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	4,860,000	5,465,200
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	10,155,000	10,789,205
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	1,113,000	1,326,357
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	2,378,000	2,631,019
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	1,585,000	1,729,869
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	2,135,000	2,483,081
International Paper Co. sr. unsec. notes 8.70%, 6/15/38	382,000	626,385
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	3,605,000	3,963,712
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	4,448,000	5,315,097
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	1,851,000	2,121,869
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	3,316,000	4,746,075
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	354,000	509,738
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	925,000	1,333,550

		46,551,116
Capital goods (1.0%)
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	7,675,000	8,305,545
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	1,755,000	2,149,182
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	2,786,000	3,219,994
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	2,920,000	3,547,042
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	4,928,000	5,634,970
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	3,032,000	3,449,656
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	799,000	835,552
Otis Worldwide Corp. 144A company guaranty sr. unsec. notes 2.565%, 2/15/30	4,134,000	4,482,854
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	4,944,000	5,759,555
ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22 (Germany)	713,000	745,085

		38,129,435
Communication services (5.0%)
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	8,027,000	8,888,979
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	2,284,000	2,495,048
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30	8,990,000	10,798,934
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	5,811,000	6,808,260
AT&T, Inc. sr. unsec. sub. notes 3.80%, 2/15/27	336,000	384,114
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26	427,000	468,524
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	11,718,000	14,001,263
AT&T, Inc. sr. unsec. unsub. bonds 3.30%, 2/1/52	10,000,000	10,342,100
CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	427,000	461,566
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. bonds 2.80%, 4/1/31	6,163,000	6,466,404
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	2,253,000	3,145,073
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	1,785,000	2,162,976
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	1,006,000	1,168,075
Charter Communications Operating, LLC/Charter Communications Operating Capital C company guaranty sr. sub. bonds 5.375%, 5/1/47	1,636,000	2,071,535
Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22	1,100,000	1,334,708
Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52	711,000	934,941
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	6,830,000	8,866,459
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	388,000	608,367
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	19,292,000	23,400,347
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	3,247,000	3,673,383
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26	3,007,000	3,390,099
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	2,616,000	3,047,279
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	1,777,000	2,039,186
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	1,073,000	1,410,519
Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)	285,000	305,080
Crown Castle International Corp. sr. unsec. sub. bonds 3.30%, 7/1/30(R)	6,640,000	7,542,838
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	8,692,000	9,752,337
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	236,000	297,991
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	302,813	306,598
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30	4,769,000	5,461,697
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27	11,356,000	12,864,190
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	2,623,000	3,256,828
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	25,915,000	31,993,398
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	1,264,000	1,336,680

		191,485,776
Consumer cyclicals (2.9%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	4,031,000	4,439,139
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	7,222,000	7,766,536
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	1,846,000	2,542,134
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	1,187,000	1,372,379
Amazon.com, Inc. sr. unsec. unsub. notes 1.50%, 6/3/30	14,640,000	15,156,832
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	3,151,000	3,496,280
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	5,145,000	5,919,339
Fox Corp. sr. unsec. notes Ser. WI, 4.03%, 1/25/24	2,175,000	2,412,313
Fox Corp. sr. unsec. unsub. notes 3.05%, 4/7/25	3,145,000	3,453,597
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	625,000	669,307
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	520,000	567,396
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	910,000	968,625
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	5,943,000	6,519,769
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24	677,000	683,770
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	2,228,000	2,314,335
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	1,105,000	1,327,381
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	3,445,000	3,910,075
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	750,000	836,250
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	5,475,000	6,488,217
Marriott International, Inc. sr. unsec. bonds 4.625%, 6/15/30	3,095,000	3,317,133
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25	1,830,000	2,032,812
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	764,000	856,123
Omnicom Group, Inc. sr. unsec. sub. notes 2.45%, 4/30/30	9,824,000	10,231,475
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	613,000	644,968
QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25	524,000	535,790
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	7,664,000	8,480,306
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26	1,032,000	1,227,932
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	4,812,000	5,118,765
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	1,946,000	2,067,625
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	2,695,000	3,113,766
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	1,408,000	1,517,127
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	313,000	352,163
ViacomCBS, Inc. sr. unsec. notes 4.20%, 5/19/32	58,000	66,843
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	699,000	1,228,998
Walt Disney Co. (The) company guaranty sr. unsec. bonds 4.75%, 9/15/44	65,000	87,774
Walt Disney Co. (The) company guaranty sr. unsec. notes 7.75%, 1/20/24	482,000	593,487

		112,316,761
Consumer staples (1.2%)
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	262,000	298,959
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	8,237,000	11,578,135
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	318,000	405,744
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 3.50%, 6/1/30	70,000	80,315
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	4,229,000	5,204,699
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.15%, 1/23/25	1,192,000	1,360,238
Ashtead Capital, Inc. 144A bonds 4.25%, 11/1/29	770,000	805,613
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	4,175,000	4,352,438
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	41,900	47,342
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	864,536	1,089,812
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	1,451,000	1,576,670
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	1,559,000	2,148,493
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	1,393,000	1,724,967
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	289,000	315,840
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	4,184,000	4,749,416
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	2,769,000	3,407,445
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	1,661,000	1,941,490
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.057%, 5/25/23	1,716,000	1,878,213
Kraft Heinz Co. (The) 144A company guaranty sr. unsec. notes 3.875%, 5/15/27	1,476,000	1,589,682
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	2,071,000	2,174,550

		46,730,061
Energy (1.4%)
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	5,751,000	6,772,519
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	5,588,000	6,317,673
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	3,051,000	3,342,684
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	4,546,000	4,657,548
Energy Transfer Operating LP company guaranty sr. unsec. notes 5.875%, 1/15/24	2,903,000	3,202,044
Energy Transfer Operating LP company guaranty sr. unsec. notes 2.90%, 5/15/25	8,696,000	8,808,381
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	3,294,000	2,371,680
Energy Transfer Operating LP sr. unsec. unsub. bonds 6.125%, 12/15/45	360,000	378,620
Energy Transfer Operating LP sr. unsec. unsub. notes 6.50%, 2/1/42	227,000	249,207
Energy Transfer Operating LP sr. unsec. unsub. notes 5.20%, 2/1/22	235,000	244,694
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26	5,045,000	5,872,063
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	1,263,000	1,810,013
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	292,000	382,125
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	821,000	903,667
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	3,166,000	3,622,234
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	336,000	370,570
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	1,399,000	1,426,980
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	3,382,000	3,415,820

		54,148,522
Financials (7.5%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	3,166,000	3,268,767
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	3,502,000	3,353,879
Air Lease Corp. sr. unsec. unsub. notes 3.00%, 9/15/23	302,000	300,091
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	1,428,000	1,970,640
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	1,806,000	2,195,988
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	785,000	877,724
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	230,408
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	2,000,000	2,267,180
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity	1,980,000	2,039,400
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	10,600,000	11,264,090
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	12,000,000	13,828,074
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	892,000	992,386
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	747,000	1,021,524
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	94,000	95,209
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	260,000	291,405
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	5,062,000	5,607,098
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	2,870,000	3,094,020
Capital One Bank USA NA unsec. sub. notes 3.375%, 2/15/23	264,000	279,311
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	1,063,000	1,194,321
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	715,000	822,607
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	2,208,000	2,575,614
CIT Bank NA sr. unsec. FRN Ser. BKNT, 2.969%, 9/27/25	2,090,000	1,980,902
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	9,349,000	10,003,430
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	3,060,000	3,476,365
Citigroup, Inc. sr. unsec. FRN 3.106%, 4/8/26	257,000	279,376
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	773,000	883,407
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	5,591,000	7,482,752
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	16,275,000	18,947,297
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	1,299,000	1,473,760
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	795,000	883,444
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	493,000	528,743
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	469,000	527,397
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	9,075,000	9,326,087
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	4,355,000	5,283,015
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	5,065,000	5,599,816
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	773,000	813,763
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	347,000	320,003
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	9,131,000	10,806,065
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	728,000	828,598
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	3,174,000	3,399,868
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	527,000	797,182
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	1,016,000	1,140,944
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.392%, 5/15/47	3,168,000	2,293,442
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	5,191,000	6,734,868
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	29,262,000	31,871,830
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	3,418,000	3,963,690
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	1,250,000	1,418,883
Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)	1,191,000	1,314,253
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	8,470,000	10,509,392
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	1,626,000	1,880,063
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30	9,925,000	11,401,045
Metropolitan Life Insurance Co. 144A unsec. sub. notes 7.80%, 11/1/25	2,381,000	3,121,897
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	626,000	719,296
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	16,767,000	19,661,583
NatWest Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)	3,860,000	4,611,171
NatWest Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)	265,000	287,840
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	1,026,000	1,149,080
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	2,925,000	3,167,144
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	950,000	1,018,605
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	630,000	986,579
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	1,350,000	1,604,151
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)	1,060,000	1,164,389
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)	544,000	596,588
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	1,321,000	1,445,638
Teachers Insurance & Annuity Association of America 144A unsec. sub. bonds 4.90%, 9/15/44	230,000	312,577
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	843,000	1,336,148
TIAA Asset Management Finance Co., LLC 144A sr. unsec. sub. notes 4.125%, 11/1/24	24,000	27,262
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	1,640,000	1,869,479
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99	2,978,000	3,002,235
U.S. Bancorp sr. unsec. notes 1.375%, 7/22/30	13,000,000	13,166,952
UBS Group AG 144A sr. unsec. unsub. notes 4.125%, 9/24/25 (Switzerland)	5,000,000	5,742,599
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)	1,961,000	2,261,192
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	200,000	215,321
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	250,000	379,980
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	3,411,000	4,319,502
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	226,000	233,350

		286,139,974
Health care (2.3%)
AbbVie, Inc. 144A sr. unsec. notes 3.20%, 11/21/29	11,725,000	13,179,024
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	1,776,000	2,514,696
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	5,535,000	6,082,042
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29	9,695,000	11,416,219
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	6,014,000	6,552,439
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	1,775,000	2,280,468
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	7,025,000	8,501,676
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	336,000	394,763
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	3,560,000	4,166,815
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	725,000	975,541
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	1,276,000	1,439,735
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)	842,000	1,116,363
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	800,000	850,000
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	7,240,000	8,710,204
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	4,425,000	4,716,844
Upjohn, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27	3,785,000	3,977,575
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	5,795,000	6,948,921
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	3,302,000	3,494,246

		87,317,571
Technology (2.1%)
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	1,216,000	1,347,788
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	599,000	838,226
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	371,000	481,324
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	4,234,000	4,703,622
Broadcom, Inc. company guaranty sr. unsec. sub. bonds 4.30%, 11/15/32	7,000,000	8,030,978
Broadcom, Inc. 144A company guaranty sr. unsec. sub. bonds 4.30%, 11/15/32	7,000,000	8,029,007
Broadcom, Inc. 144A company guaranty sr. unsec. sub. notes 4.15%, 11/15/30	6,470,000	7,267,177
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	3,181,000	3,729,959
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	700,000	975,516
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29	5,907,000	7,076,640
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26	3,832,000	4,295,252
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	2,218,000	2,688,051
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	3,155,000	3,651,274
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	6,040,000	7,306,977
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	3,835,000	4,133,632
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	956,000	1,052,756
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	4,063,000	5,291,408
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	2,071,000	2,281,561
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	5,645,000	6,705,209
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	1,332,000	1,466,992

		81,353,349
Transportation (—%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	1,538,000	1,674,851

		1,674,851
Utilities and power (1.6%)
AES Corp. (The) sr. unsec. unsub. notes 5.125%, 9/1/27	1,324,000	1,433,985
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	2,210,000	2,662,164
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	777,000	1,092,045
Berkshire Hathaway Energy Co. sr. unsec. bonds 6.50%, 9/15/37	227,000	336,121
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	266,000	377,292
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	257,000	321,863
Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41	1,029,000	1,366,794
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	4,115,000	4,881,970
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	460,000	643,977
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	686,000	790,422
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	9,197,000	9,882,045
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	1,269,000	1,468,691
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	2,298,000	2,993,642
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	844,000	917,355
IPALCO Enterprises, Inc. 144A sr. bonds 4.25%, 5/1/30	6,812,000	7,517,772
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	707,000	877,792
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21	439,000	442,315
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	665,000	699,371
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	6,190,000	6,739,892
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	2,510,000	2,690,630
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	4,380,000	4,370,270
PacifiCorp sr. bonds 2.70%, 9/15/30	3,959,000	4,484,532
PacifiCorp sr. mtge. bonds 6.25%, 10/15/37	139,000	213,833
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29	2,605,000	2,812,674
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24	2,146,000	2,257,595

		62,275,042

Total corporate bonds and notes (cost $911,882,194)		$1,008,122,458

PURCHASED SWAP OPTIONS OUTSTANDING (1.8%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
0.30/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.30	$269,809,400	$1,378,726
(0.847)/3 month USD-LIBOR-BBA/Aug-50	Aug-20/0.847	32,377,100	237,000
Citibank, N.A.
1.629/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629	21,510,600	1,441,210
0.439/3 month USD-LIBOR-BBA/Aug-25	Aug-20/0.439	138,849,000	1,251,029
1.316/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316	111,010,500	1,243,318
1.996/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996	21,510,600	1,230,621
(1.996)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996	21,510,600	9,034
(0.439)/3 month USD-LIBOR-BBA/Aug-25	Aug-20/0.439	138,849,000	139
(1.316)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316	111,010,500	111
(1.629)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629	21,510,600	22
Deutsche Bank AG
1.50/3 month USD-LIBOR-BBA/Feb-57	Feb-27/1.50	10,500,000	2,824,395
(1.50)/3 month USD-LIBOR-BBA/Feb-57	Feb-27/1.50	10,500,000	995,400
Goldman Sachs International
1.0925/3 month USD-LIBOR-BBA/Nov-22	Nov-20/1.0925	80,000,000	1,476,800
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983	16,092,000	48,920
(1.0925)/3 month USD-LIBOR-BBA/Nov-22	Nov-20/1.0925	80,000,000	80
JPMorgan Chase Bank N.A.
1.101/3 month USD-LIBOR-BBA/Mar-31	Mar-21/1.101	108,761,400	6,083,025
1.33/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.33	86,042,300	980,022
(0.6225)/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.6225	67,452,300	420,228
(1.042)/3 month USD-LIBOR-BBA/Sep-50	Sep-20/1.042	30,988,900	192,751
Morgan Stanley & Co. International PLC
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	50,300,800	10,970,101
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	18,691,900	9,613,244
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00	18,691,900	9,549,318
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75	18,691,900	8,499,955
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	32,836,200	3,211,380
1.29/3 month USD-LIBOR-BBA/Aug-30	Aug-20/1.29	20,000,000	1,503,000
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	32,836,200	744,725
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904	6,896,600	2,069
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	50,300,800	503
(1.29)/3 month USD-LIBOR-BBA/Aug-30	Aug-20/1.29	20,000,000	20
NatWest Markets PLC
1.465/3 month USD-LIBOR-BBA/Feb-52 (United Kingdom)	Feb-22/1.465	9,000,000	1,929,600
(1.465)/3 month USD-LIBOR-BBA/Feb-52 (United Kingdom)	Feb-22/1.465	9,000,000	289,260
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04	2,583,000	318,484
UBS AG
1.5025/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025	115,451,000	1,510,099
(1.5025)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025	115,451,000	116

Total purchased swap options outstanding (cost $31,757,592)			$67,954,705

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Oct-20/$102.99	$73,000,000	$73,000,000	$391,280
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Oct-20/103.24	73,000,000	73,000,000	447,490
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Sep-20/104.25	1,170,000,000	1,170,000,000	8,370,180
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Aug-20/104.03	595,000,000	595,000,000	6,274,870
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-20/103.60	92,000,000	92,000,000	92
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Sep-20/105.08	321,000,000	321,000,000	1,645,767

Total purchased options outstanding (cost $6,426,563)				$17,129,679

ASSET-BACKED SECURITIES (2.8%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 0.00%), 3.15%, 7/25/24	$8,456,000	$8,456,000
CarMax Auto Owner Trust
Ser. 20-2, Class C, 4.92%, 11/17/25	8,261,000	8,260,257
Ser. 19-1, Class C, 3.74%, 1/15/25	3,086,000	3,056,167
Finance of America HECM Buyout 144A FRB Ser. 20-HB1, Class M4, 4.048%, 2/25/30(WAC)	1,673,000	1,436,940
GM Financial Consumer Automobile Receivables Trust Ser. 20-1, Class C, 2.18%, 5/16/25	981,000	1,013,009
LHOME Mortgage Trust 144A Ser. 19-RTL2, Class A1, 3.844%, 3/25/24	2,810,000	2,824,050
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 1.022%, 11/25/51	154,667	154,473
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.972%, 6/25/52	4,156,000	4,114,440
Mortgage Repurchase Agreement Financing Trust FRB Ser. 20-4, Class A1, zero %, 4/23/23	4,400,000	4,400,000
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 20-2, Class A1, (1 Month US LIBOR + 1.75%), 1.938%, 5/30/22	6,750,000	6,750,000
MRA Issuance Trust 144A FRB Ser. 20-2, Class A, (1 Month US LIBOR + 1.15%), 2.19%, 10/22/20	7,268,992	7,338,774
RMF Buyout Issuance Trust 144A Ser. 20-2, Class M2, 3.091%, 6/25/30(WAC)	1,750,000	1,757,875
Securitized Term Auto Loan Receivables Trust 144A Ser. 19-CRTA, Class D, 4.572%, 3/25/26 (Canada)	4,324,481	4,482,943
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 0.83%), 1.929%, 9/7/21	9,248,000	9,248,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 0.65%), 1.334%, 6/25/51	9,044,000	9,044,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 1.002%, 3/26/21	7,235,000	7,235,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 0.929%, 10/24/20	5,141,000	5,141,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 0.879%, 9/24/20	10,685,000	10,685,000
Toorak Mortgage Corp., Ltd. 144A Ser. 20-1, Class A1, 3.25%, 3/25/23	11,080,000	11,198,534

Total asset-backed securities (cost $106,429,638)		$106,596,462

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$770,000	$1,295,910
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	675,000	1,239,435
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	845,000	1,240,519

Total municipal bonds and notes (cost $2,294,215)		$3,775,864

SHORT-TERM INVESTMENTS (37.3%)(a)
		Principal amount/ shares	Value
Alpine Securitization, LLC asset backed commercial paper 0.300%, 10/15/20		$9,160,000	$9,154,798
Atlantic Asset Securitization, LLC asset backed commercial paper 0.250%, 9/15/20		15,000,000	14,996,454
Barclays Bank PLC commercial paper 0.210%, 9/17/20		13,000,000	12,996,533
BPCE SA commercial paper 0.200%, 10/28/20		15,000,000	14,993,103
CAFCO, LLC asset backed commercial paper 0.230%, 8/6/20		13,000,000	12,999,805
Canadian Imperial Bank of Commerce commercial paper 0.150%, 8/25/20		18,000,000	17,998,237
Chariot Funding, LLC asset backed commercial paper 0.230%, 10/14/20		20,000,000	19,992,917
CHARTA, LLC asset backed commercial paper 0.250%, 8/5/20		15,000,000	14,999,729
CRC Funding, LLC asset backed commercial paper 0.210%, 10/26/20		13,000,000	12,993,685
DNB Bank ASA commercial paper 0.200%, 11/23/20		35,000,000	34,980,099
Export Development Canada commercial paper 0.120%, 8/21/20		11,650,000	11,649,402
Federal Home Loan Banks unsec. discount notes commercial paper 0.120%, 9/9/20		26,750,000	26,747,526
Federal Home Loan Banks unsec. discount notes commercial paper 0.150%, 9/1/20		15,000,000	14,998,913
Federal Home Loan Banks unsec. discount notes commercial paper 0.120%, 8/19/20		7,899,000	7,898,754
Federal Home Loan Banks unsec. discount notes commercial paper 0.150%, 8/17/20		15,000,000	14,999,592
Federal Home Loan Banks unsec. discount notes commercial paper 0.122%, 8/14/20		20,000,000	19,999,572
Federal Home Loan Mortgage Corporation unsec. discount notes commercial paper 0.130%, 8/19/20		27,000,000	26,999,160
Interest in $200,000,000 joint tri-party repurchase agreement dated 7/31/2020 with JPMorgan Securities, LLC due 8/3/2020 - maturity value of $65,684,383 for an effective yield of 0.070% (collateralized by a U.S. Treasury note with a coupon rate of 0.244% and a due date of 4/30/2021, valued at $204,001,199)		65,684,000	65,684,000
Liberty Street Funding, LLC asset backed commercial paper 0.230%, 8/21/20		13,000,000	12,998,863
Lloyds Bank PLC commercial paper 0.210%, 10/16/20		20,000,000	19,991,573
Manhattan Asset Funding Co., LLC asset backed commercial paper 0.220%, 10/13/20		9,788,000	9,784,942
Manhattan Asset Funding Co., LLC asset backed commercial paper 0.240%, 9/8/20		18,000,000	17,997,036
Matchpoint Finance PLC asset backed commercial paper 0.150%, 8/12/20		35,000,000	34,998,728
MetLife Short Term Funding, LLC asset backed commercial paper 0.140%, 9/10/20		20,365,000	20,362,681
Mitsubishi UFJ Trust & Banking Corp. commercial paper 0.250%, 8/19/20		5,250,000	5,249,648
Mizuho Bank, Ltd./New York, NY commercial paper 0.240%, 8/24/20		15,000,000	14,998,680
National Bank of Canada commercial paper 0.150%, 9/2/20		12,250,000	12,248,608
Nationwide Building Society commercial paper 0.200%, 8/14/20		10,000,000	9,999,421
NRW.Bank commercial paper 0.150%, 8/24/20		15,000,000	14,998,670
NRW.Bank commercial paper 0.205%, 8/7/20		15,000,000	14,999,708
Old Line Funding, LLC asset backed commercial paper 0.300%, 10/29/20		20,000,000	19,991,000
Prudential PLC commercial paper 0.290%, 8/7/20		10,000,000	9,999,825
Putnam Short Term Investment Fund Class P 0.29%(AFF)	Shares	350,754,327	350,754,327
Regency Markets No. 1, LLC asset backed commercial paper 0.160%, 8/19/20		$10,014,000	10,013,223
Skandinaviska Enskilda Banken AB commercial paper 0.220%, 10/8/20		19,750,000	19,743,716
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.09%(P)	Shares	40,903,000	40,903,000
Thunder Bay Funding, LLC asset backed commercial paper 0.150%, 9/17/20		$7,500,000	7,498,500
Toronto-Dominion Bank (The) commercial paper 0.180%, 11/2/20		9,000,000	8,995,676
U.S. Treasury Bills 0.150%, 8/4/20		55,000,000	54,999,874
U.S. Treasury Bills 0.976%, 8/6/20(SEGSF)		39,815,000	39,814,701
U.S. Treasury Bills 0.120%, 9/29/20(SEGSF)(SEGCCS)		30,000,000	29,995,250
U.S. Treasury Bills 0.066%, 9/24/20(SEG)(SEGSF)		26,753,000	26,749,136
U.S. Treasury Bills 0.115%, 8/18/20		25,000,000	24,999,063
U.S. Treasury Bills 0.151%, 9/1/20(SEGSF)		25,000,000	24,998,087
U.S. Treasury Bills 0.128%, 8/25/20		22,000,000	21,998,824
U.S. Treasury Bills 0.154%, 9/17/20(SEG)(SEGSF)		20,000,000	19,997,625
U.S. Treasury Bills 0.147%, 10/22/20(SEGSF)(SEGCCS)		20,000,000	19,995,611
U.S. Treasury Bills 0.106%, 9/8/20(SEGSF)		15,000,000	14,998,538
U.S. Treasury Bills zero%, 8/20/20(SEG)(SEGSF)		14,745,000	14,744,339
U.S. Treasury Bills 0.010%, 9/10/20(SEG)(SEGSF)		11,837,000	11,835,844
U.S. Treasury Bills 0.015%, 9/3/20(SEG)(SEGSF)		11,665,000	11,664,021
U.S. Treasury Cash Management Bills 0.123%, 12/22/20(SEG)(SEGSF)(SEGCCS)		32,000,000	31,987,467
U.S. Treasury Cash Management Bills 0.135%, 10/6/20(SEG)(SEGSF)(SEGCCS)		22,000,000	21,996,676
U.S. Treasury Cash Management Bills 0.138%, 10/13/20(SEGSF)(SEGCCS)		22,000,000	21,995,878
U.S. Treasury Cash Management Bills 0.158%, 11/17/20(SEGSF)(SEGCCS)		15,000,000	14,997,350
Victory Receivables Corp. asset backed commercial paper 0.270%, 8/20/20		15,000,000	14,998,754

Total short-term investments (cost $1,434,329,246)			$1,434,377,142
TOTAL INVESTMENTS

Total investments (cost $6,306,291,012)			$6,371,932,953

FUTURES CONTRACTS OUTSTANDING at 7/31/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Long)	266	$48,486,813	$48,486,813	Sep-20	$931,089
U.S. Treasury Bond Ultra 30 yr (Long)	1,026	233,607,375	233,607,375	Sep-20	7,855,270
U.S. Treasury Note 2 yr (Short)	3,955	873,993,207	873,993,207	Sep-20	(742,688)
U.S. Treasury Note 5 yr (Long)	2,532	319,348,500	319,348,500	Sep-20	1,694,483
U.S. Treasury Note 10 yr (Long)	2,242	314,055,156	314,055,156	Sep-20	2,656,987
U.S. Treasury Note Ultra 10 yr (Long)	656	104,468,000	104,468,000	Sep-20	1,412,977

Unrealized appreciation					14,550,806

Unrealized (depreciation)					(742,688)

Total					$13,808,118

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/20 (premiums $48,096,381) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
1.007/3 month USD-LIBOR-BBA/Aug-50	Aug-20/1.007	$32,377,100	$28,492
0.927/3 month USD-LIBOR-BBA/Aug-50	Aug-20/0.927	32,377,100	88,389
0.60/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.60	269,809,400	477,563
(0.00)/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.00	269,809,400	698,806
Citibank, N.A.
1.805/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805	21,510,600	2,366
1.247/3 month USD-LIBOR-BBA/Feb-26	Feb-24/1.247	66,000,000	182,160
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	11,101,100	429,058
(1.247)/3 month USD-LIBOR-BBA/Feb-26	Feb-24/1.247	66,000,000	1,216,380
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	11,101,100	1,350,449
(1.805)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805	21,510,600	2,652,687
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823	64,368,100	11,586
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	96,644,300	381,745
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	96,644,300	20,520,484
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333	12,476,100	4,242
0.8225/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.8225	67,452,300	125,461
(0.442)/3 month USD-LIBOR-BBA/Sep-50	Sep-20/0.442	30,988,900	128,604
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333	12,476,100	141,729
0.7225/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.7225	67,452,300	232,036
(0.83)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/0.83	86,042,300	549,810
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	17,130,300	837,672
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	30,174,400	844,581
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	17,130,300	994,757
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	30,174,400	1,077,830
(0.7785)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.7785	217,522,900	6,614,871
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664	27,586,300	28
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	13,718,400	118,664
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	13,718,400	121,819
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	32,836,200	338,541
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	13,718,400	2,837,925
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	13,718,400	2,884,980
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	32,836,200	2,979,885
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75	18,691,900	8,004,432
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00	18,691,900	9,399,783
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00	18,691,900	9,476,233
Toronto-Dominion Bank
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05	34,071,000	213,284
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	2,457,900	479,512
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	4,915,900	532,834
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	12,877,200	323,990
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	12,877,200	1,621,883
Wells Fargo Bank, N.A.
1.47/3 month USD-LIBOR-BBA/Feb-34	Feb-24/1.47	14,000,000	317,800
(1.47)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/1.47	14,000,000	1,221,641

Total			$80,464,992

WRITTEN OPTIONS OUTSTANDING at 7/31/20 (premiums $6,426,563) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Oct-20/$102.58	$73,000,000	$73,000,000	$321,200
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Oct-20/102.33	73,000,000	73,000,000	288,350
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Oct-20/101.92	73,000,000	73,000,000	246,010
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Oct-20/101.67	73,000,000	73,000,000	224,110
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Sep-20/104.25	1,170,000,000	1,170,000,000	786,240
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-20/104.03	595,000,000	595,000,000	595
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-20/102.47	92,000,000	92,000,000	92
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-20/103.04	92,000,000	92,000,000	92
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Sep-20/105.08	321,000,000	321,000,000	66,447

Total				$1,933,136

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/20 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
3.312/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	$196,510,100	$(22,104,188)	$23,638,200
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	73,993,400	(682,589)	2,304,154
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	19,218,800	(2,503,249)	782,590
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	14,414,200	(326,110)	(180,466)
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	19,218,800	(2,503,249)	(461,059)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	73,993,400	(682,589)	(678,519)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	14,414,200	(6,777,208)	(684,386)
(3.312)/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	196,510,100	(4,492,078)	(2,086,937)
3.195/3 month USD-LIBOR-BBA/Nov-55 (Written)	Nov-25/3.195	92,778,600	3,036,461	1,677,437
(3.195)/3 month USD-LIBOR-BBA/Nov-55 (Written)	Nov-25/3.195	92,778,600	24,777,520	(35,208,551)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	5,702,000	(734,133)	1,737,342
0.462/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462	64,422,100	(624,089)	161,699
(0.462)/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462	64,422,100	(624,089)	(271,217)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	5,702,000	(734,133)	(637,199)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	51,795,400	473,928	446,476
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	51,795,400	473,928	(590,468)
Goldman Sachs International
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	11,702,400	(1,073,110)	2,408,705
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	6,678,900	(843,211)	1,643,677
0.30/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-20/0.30	108,321,400	(239,661)	10,832
(0.30)/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-20/0.30	108,321,400	(239,661)	(211,227)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	6,678,900	(843,211)	(687,058)
(2.13)/3 month USD-LIBOR-BBA/Dec-30 (Purchased)	Dec-20/2.13	56,395,000	(796,579)	(795,733)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	11,702,400	(1,749,509)	(1,054,035)
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162	95,618,500	(13,580,696)	17,096,588
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	33,394,000	(4,662,637)	14,145,364
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	5,702,000	(881,529)	1,848,931
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	4,643,600	(536,336)	1,150,452
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	9,503,400	(549,297)	1,051,741
(3.162)/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162	95,618,500	(116,655)	(116,655)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	4,643,600	(536,336)	(340,376)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	5,702,000	(611,825)	(535,418)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	9,503,400	(988,354)	(729,386)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	33,394,000	(4,662,637)	(4,573,308)
3.229/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229	95,618,500	1,048,935	810,845
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	25,768,900	1,658,229	247,124
(5.00 Floor)/3 month USD-LIBOR-BBA/Mar-21 (Written)	Mar-21/5.00 Floor	1,000,000	222,000	185,980
2.975/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975	95,618,500	9,562	9,562
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	25,768,900	1,658,229	(281,654)
(2.975)/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975	95,618,500	3,688,962	(4,328,650)
(3.229)/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229	95,618,500	10,852,700	(12,150,243)
Morgan Stanley & Co. International PLC
2.8025/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.8025	64,429,600	(13,271,918)	22,067,138
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	5,702,000	(613,535)	1,638,470
1.5775/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775	53,400,800	(294,238)	1,201,518
2.764/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764	50,300,800	(9,817,794)	1,124,223
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	1,179,600	(134,592)	658,606
(2.764)/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764	50,300,800	(82,459)	(82,493)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	1,179,600	(134,592)	(127,008)
(1.5775)/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775	53,400,800	(294,238)	(294,238)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	5,702,000	(873,546)	(754,318)
(2.8025)/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.8025	64,429,600	(3,565,599)	(2,032,754)
2.7875/3 month USD-LIBOR-BBA/Apr-59 (Written)	Apr-29/2.7875	57,986,600	4,000,753	1,881,085
(2.7875)/3 month USD-LIBOR-BBA/Apr-59 (Written)	Apr-29/2.7875	57,986,600	12,298,314	(19,836,056)
UBS AG
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	32,836,200	(900,697)	2,309,698
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	41,654,700	(883,080)	299,081
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	138,849,000	(936,537)	(9,719)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	55,539,700	(880,304)	(12,219)
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	55,539,700	(880,304)	(13,330)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	16,661,800	(932,228)	(18,495)
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	16,661,800	(932,228)	(62,315)
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	138,849,000	(936,537)	(106,914)
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	41,654,700	(883,080)	(426,128)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	32,836,200	(2,401,147)	(1,655,273)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	69,776,800	2,072,781	2,030,505
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	33,323,900	885,583	141,960
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	33,323,900	885,583	(149,291)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	69,776,800	557,804	(2,807,818)
Wells Fargo Bank, N.A.
2.2775/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	46,012,800	(3,888,082)	15,211,372
(2.2775)/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	46,012,800	(3,888,082)	(3,365,375)

Unrealized appreciation				119,921,355

Unrealized (depreciation)				(98,356,289)

Total				$21,565,066

TBA SALE COMMITMENTS OUTSTANDING at 7/31/20 (proceeds receivable $970,994,648) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 4.50%, 8/1/50	$1,000,000	8/20/20	$1,067,500
Uniform Mortgage-Backed Securities, 5.00%, 8/1/50	2,000,000	8/13/20	2,187,500
Uniform Mortgage-Backed Securities, 4.00%, 8/1/50	65,000,000	8/13/20	69,052,347
Uniform Mortgage-Backed Securities, 3.50%, 9/1/50	1,000,000	9/14/20	1,054,688
Uniform Mortgage-Backed Securities, 3.50%, 8/1/50	180,000,000	8/13/20	189,801,558
Uniform Mortgage-Backed Securities, 3.00%, 9/1/50	5,000,000	9/14/20	5,277,735
Uniform Mortgage-Backed Securities, 3.00%, 8/1/50	5,000,000	8/13/20	5,290,235
Uniform Mortgage-Backed Securities, 2.50%, 9/1/50	55,000,000	9/14/20	57,685,546
Uniform Mortgage-Backed Securities, 2.50%, 8/1/50	448,000,000	8/13/20	470,714,989
Uniform Mortgage-Backed Securities, 2.00%, 8/1/50	166,000,000	8/13/20	171,991,569

Total			$974,123,667

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$13,976,000	$9,368,406		$(477)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$9,456,543
		76,494,800	18,416,047		(1,688,681)	12/3/29	3 month USD-LIBOR-BBA — Quarterly	3.096% — Semiannually	17,066,657
		2,954,000	141,367	(E)	(16)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	141,350
		7,645,700	359,088	(E)	(43)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(359,131)
		13,769,100	2,592,543		(183)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,751,570)
		16,004,800	1,136,021	(E)	(3,239)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	1,132,782
		5,533,100	264,515	(E)	(945)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	263,570
		19,929,186	4,353,750		(282)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	4,569,953
		36,896,800	7,523,258		(522)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(7,874,899)
		38,657,700	7,131,225		(19,876)	3/26/30	2.44% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(7,467,648)
		9,968,700	424,208	(E)	(56)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	424,153
		14,633,000	626,000	(E)	(82)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	625,918
		52,187,400	7,880,558		(739)	3/4/30	2.098% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(8,300,590)
		5,512,000	808,809	(E)	(123)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	808,686
		30,229,900	4,877,080	(E)	(428)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,877,509)
		31,819,500	5,158,450	(E)	—	12/14/30	2.1935% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,158,450)
		13,411,400	5,905,039	(E)	—	6/14/52	2.4105% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,905,039)
		18,851,000	1,427,680	(E)	(212)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	1,427,469
		1,576,600	649,195	(E)	(54)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(649,249)
		13,828,500	2,085,836		(196)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,112,222)
		10,143,500	1,438,044		(144)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,449,815)
		1,265,600	500,584	(E)	(43)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(500,627)
		28,492,700	4,146,400	(E)	(403)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,146,804)
		30,390,200	9,219,597	(E)	(1,036)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(9,220,633)
		65,592,200	6,341,192	(E)	(929)	8/28/30	1.5095% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,342,120)
		24,992,000	5,549,948	(E)	(852)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,550,801)
		49,581,600	3,084,025		90,432	3/18/25	1.58% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,264,355)
		59,443,900	6,910,888		1,588,995	3/18/30	1.73% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,679,453)
		16,918,500	2,214,547	(E)	(240)	12/21/30	3 month USD-LIBOR-BBA — Quarterly	1.88% — Semiannually	2,214,308
		105,740,700	11,869,499		(226,982)	1/28/30	3 month USD-LIBOR-BBA — Quarterly	1.698% — Semiannually	11,654,580
		509,000	162,675	(E)	(17)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(162,693)
		42,777,000	5,082,678		(14,244)	1/16/30	1.771% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,123,337)
		79,437,400	9,312,764		(1,044)	1/31/30	1.7505% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(9,317,096)
		62,415,100	7,302,504		(821)	1/31/30	1.748% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(7,305,904)
		141,852,500	15,793,716		(228,845)	1/31/30	3 month USD-LIBOR-BBA — Quarterly	1.688% — Semiannually	15,570,465
		702,100	213,801	(E)	(24)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	213,777
		77,540,600	7,100,936		(526,366)	2/18/30	1.4765% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(8,083,385)
		205,530,200	20,643,864		(2,725)	2/18/30	3 month USD-LIBOR-BBA — Quarterly	1.57% — Semiannually	21,937,051
		2,500,000	431,405	(E)	(85)	3/1/57	1.50% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(431,490)
		19,122,200	2,410,162	(E)	(652)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,410,814)
		14,501,500	757,573	(E)	(205)	3/4/31	3 month USD-LIBOR-BBA — Quarterly	1.101% — Semiannually	757,368
		134,370,300	642,559	(E)	(507)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(643,065)
		296,756,300	1,129,454	(E)	(1,119)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,130,573)
		33,463,400	2,132,957	(E)	(1,141)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	2,131,816
		2,826,300	182,164	(E)	(96)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(182,260)
		11,084,500	193,413	(E)	(378)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(193,791)
		7,012,700	179,167	(E)	(239)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	178,928
		31,280,800	1,142,907	(E)	(443)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	1,142,464
		5,431,400	40,165	(E)	(66)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	40,099
		2,783,800	23,153	(E)	(42)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	23,111
		23,897,600	291,909	(E)	(338)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(292,248)
		7,564,600	5,772		(20,245)	4/28/50	0.78% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(41,052)
		39,208,100	375,378		199	5/19/30	0.62% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(393,131)
		125,584,400	837,146		(20,044)	5/21/25	0.385% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(857,233)
		79,879,600	991,306		15,348	5/26/30	0.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,016,261)
		87,280,000	1,393,251	(E)	153,643	9/16/30	0.70% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,239,608)
		5,565,900	47,644	(E)	(53)	8/10/25	3 month USD-LIBOR-BBA — Quarterly	0.429% — Semiannually	47,592
		12,904,400	278,838	(E)	(183)	8/12/30	0.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(279,021)
		85,056,400	528,626	(E)	112,772	8/25/25	0.3845% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(415,853)
		2,448,100	48,426	(E)	(48)	6/28/37	3 month USD-LIBOR-BBA — Quarterly	1.168% — Semiannually	48,378
		71,908,700	349,117		(582)	6/30/25	3 month USD-LIBOR-BBA — Quarterly	0.352% — Semiannually	350,652
		72,094,700	301,861		(583)	7/1/25	3 month USD-LIBOR-BBA — Quarterly	0.338% — Semiannually	303,200
		2,657,000	11,473	(E)	1,377	9/16/25	3 month USD-LIBOR-BBA — Quarterly	0.35% — Semiannually	12,850
		770,489,000	3,326,972	(E)	(397,759)	9/16/25	0.35% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,724,731)
		177,440,000	105,754	(E)	(68,214)	9/16/22	0.20% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(173,969)
		85,255,000	2,864,056	(E)	1,523,932	9/16/50	3 month USD-LIBOR-BBA — Quarterly	0.90% — Semiannually	4,387,989
		1,818,000	61,074	(E)	(32,462)	9/16/50	0.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(93,536)
		101,051,000	90,744		(381)	7/3/22	0.2295% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(84,864)
		46,690,000	586,987		(619)	7/3/30	0.655% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(600,165)
		86,508,000	1,363,539		(1,147)	7/6/30	3 month USD-LIBOR-BBA — Quarterly	0.6879% — Semiannually	1,384,740
		112,654,200	255,838		(911)	7/14/25	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	255,783
		51,994,300	599,026		(689)	7/15/30	3 month USD-LIBOR-BBA — Quarterly	0.645% — Semiannually	606,490
		25,485,000	229,441		(338)	7/15/30	0.6195% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(233,487)
		41,049,000	34,522		(155)	7/15/22	0.2235% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(33,424)
		52,953,000	47,658		(200)	7/17/22	0.226% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(46,491)
		31,753,000	250,849		(421)	7/17/30	0.6085% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(255,173)
		197,855,000	1,094,138		(2,624)	7/21/30	3 month USD-LIBOR-BBA — Quarterly	0.585% — Semiannually	1,107,260
		18,845,000	12,155		(71)	7/24/22	0.2115% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(11,898)
		11,267,000	48,290		(149)	7/24/30	0.5725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(49,034)
		33,976,000	335,241		(1,159)	7/27/50	3 month USD-LIBOR-BBA — Quarterly	0.8125% — Semiannually	335,996
		18,877,500	198,403		9,091	7/3/50	0.815% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(189,458)
		60,047,100	144,894	(E)	(568)	8/31/25	0.3084% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(145,462)
		127,673,800	59,241	(E)	(711)	7/5/24	0.2429% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(59,952)
		34,582,000	26,974		(1,180)	8/4/50	3 month USD-LIBOR-BBA — Quarterly	0.7725% — Semiannually	(28,155)

	Total				$218,113				$(26,237,551)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Term- ination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$75,376	$71,350	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(2,966)
130,010	124,278	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(3,765)
Barclays Bank PLC
1,981,125	1,983,415	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	5,962
299,945	300,292	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	903
1,444,939	1,443,292	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	1,339
129,394	129,247	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	120
30,267,963	30,259,566	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	59,516
2,938,423	2,935,973	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	4,155
210,126	210,363	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	718
2,018,117	2,023,237	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(10,382)
34,852,437	34,959,593	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(201,732)
289,381	271,378	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(14,090)
28,985	27,182	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,411)
192,770	182,476	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(7,586)
59,320	56,153	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,335)
46,693	44,921	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,047
323,959	321,132	—	1/12/36	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	(1,518)
125,400	122,111	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(1,676)
245,460	241,829	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(467)
27,705	27,295	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(53)
Citibank, N.A.
2,476,255	2,475,568	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	4,869
586,732	586,570	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,154
Credit Suisse International
497,428	482,980	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(7,526)
226,709	213,635	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(10,005)
217,540	204,028	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(10,339)
202,665	190,077	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(9,632)
165,205	155,677	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(7,291)
83,432	78,242	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(4,062)
648,847	623,041	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(15,909)
288,701	273,283	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(11,362)
227,225	218,187	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,571)
1,108,772	1,049,560	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	43,635
151,548	146,291	—	1/12/39	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	3,106
225,960	217,382	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	5,067
Goldman Sachs International
118,209	118,572	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(684)
315,188	316,157	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,824)
874,246	876,934	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(5,060)
2,327,151	2,334,305	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(13,470)
3,187,950	3,197,752	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(18,452)
531,498	495,683	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	28,609
458,056	431,640	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(20,216)
301,306	282,561	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	14,671
472,493	447,260	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(18,595)
225,515	216,546	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,529)
20,111	19,037	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(791)
94,253	90,098	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(2,729)
440,853	424,116	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	9,886
323,959	321,132	—	1/12/36	5.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	1,518
782,830	762,295	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(10,462)
562,068	547,324	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(7,512)
311,360	303,193	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(4,161)
10,124	9,859	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(135)
385,755	380,049	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(733)
351,992	346,785	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(669)
341,065	336,020	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(648)
271,535	267,518	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(516)
117,287	115,552	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(223)
JPMorgan Chase Bank N.A.
440,872	424,135	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	9,886
JPMorgan Securities LLC
324,064	314,652	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	4,903
849,970	800,952	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	37,512
894,700	851,259	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(31,042)
894,700	851,259	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	31,042

Upfront premium received		—	Unrealized appreciation			269,618

Upfront premium (paid)		—	Unrealized (depreciation)			(473,129)

	Total	$—			Total	$(203,511)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB+/P	$13,534	$198,000	$64,429	5/11/63	300 bp — Monthly	$(50,780)
	CMBX NA BBB-.6 Index	BB+/P	26,395	438,000	142,525	5/11/63	300 bp — Monthly	(115,874)
	CMBX NA BBB-.6 Index	BB+/P	54,079	876,000	285,050	5/11/63	300 bp — Monthly	(230,460)
	CMBX NA BBB-.6 Index	BB+/P	51,528	904,000	294,162	5/11/63	300 bp — Monthly	(242,106)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	29,025	180,000	21,366	5/11/63	200 bp — Monthly	7,729
	CMBX NA A.6 Index	A/P	177,073	1,507,000	178,881	5/11/63	200 bp — Monthly	(1,808)
	CMBX NA A.6 Index	A/P	(19,398)	2,261,000	268,381	5/11/63	200 bp — Monthly	(286,900)
	CMBX NA A.6 Index	A/P	683,727	4,429,000	525,722	5/11/63	200 bp — Monthly	159,727
	CMBX NA A.6 Index	A/P	912,540	5,448,000	646,678	5/11/63	200 bp — Monthly	267,981
	CMBX NA A.6 Index	A/P	988,378	5,588,000	663,296	5/11/63	200 bp — Monthly	327,255
	CMBX NA A.6 Index	A/P	1,004,754	6,643,000	788,524	5/11/63	200 bp — Monthly	218,813
	CMBX NA A.6 Index	A/P	4,529,315	27,244,000	3,233,863	5/11/63	200 bp — Monthly	1,306,047
	CMBX NA BB.11 Index	BB-/P	1,234,525	2,185,000	751,422	11/18/54	500 bp — Monthly	485,228
	CMBX NA BB.6 Index	B+/P	209,726	1,462,000	725,298	5/11/63	500 bp — Monthly	(514,151)
	CMBX NA BB.6 Index	B+/P	637,395	3,923,000	1,946,200	5/11/63	500 bp — Monthly	(1,304,992)
	CMBX NA BB.7 Index	BB-/P	132,687	2,600,000	1,108,120	1/17/47	500 bp — Monthly	(972,905)
	CMBX NA BBB-.6 Index	BB+/P	1,215,720	3,684,000	1,198,774	5/11/63	300 bp — Monthly	19,095
	CMBX NA BBB-.6 Index	BB+/P	307,697	3,849,000	1,252,465	5/11/63	300 bp — Monthly	(942,523)
	CMBX NA BBB-.6 Index	BB+/P	427,327	6,277,000	2,042,536	5/11/63	300 bp — Monthly	(1,611,547)
	CMBX NA BBB-.6 Index	BB+/P	8,596,337	134,995,000	43,927,373	5/11/63	300 bp — Monthly	(35,251,410)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(34,207)	30,976,000	3,676,851	5/11/63	200 bp — Monthly	(3,699,012)
	CMBX NA A.7 Index	A/P	11,938	287,000	26,892	1/17/47	200 bp — Monthly	(14,842)
	CMBX NA A.7 Index	A/P	102,321	2,780,000	260,486	1/17/47	200 bp — Monthly	(157,084)
	CMBX NA BB.7 Index	BB-/P	97,913	732,000	311,978	1/17/47	500 bp — Monthly	(213,354)
	CMBX NA BBB-.6 Index	BB+/P	4,441,511	47,269,000	15,381,333	5/11/63	300 bp — Monthly	(10,912,248)
	CMBX NA BBB-.7 Index	BBB-/P	25,353	343,000	74,980	1/17/47	300 bp — Monthly	(49,427)
	CMBX NA BBB-.7 Index	BBB-/P	143,564	2,186,000	477,860	1/17/47	300 bp — Monthly	(333,020)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	5,271	168,000	19,942	5/11/63	200 bp — Monthly	(14,606)
	CMBX NA A.6 Index	A/P	16,026	526,000	62,436	5/11/63	200 bp — Monthly	(46,205)
	CMBX NA A.6 Index	A/P	65,431	551,000	65,404	5/11/63	200 bp — Monthly	242
	CMBX NA A.6 Index	A/P	(1,095)	602,000	71,457	5/11/63	200 bp — Monthly	(72,318)
	CMBX NA A.6 Index	A/P	50,224	975,000	115,733	5/11/63	200 bp — Monthly	(65,130)
	CMBX NA A.6 Index	A/P	65,795	1,256,000	149,087	5/11/63	200 bp — Monthly	(82,804)
	CMBX NA A.6 Index	A/P	204,156	1,390,000	164,993	5/11/63	200 bp — Monthly	39,704
	CMBX NA A.6 Index	A/P	(1,055)	1,740,000	206,538	5/11/63	200 bp — Monthly	(206,916)
	CMBX NA A.6 Index	A/P	88,084	1,783,000	211,642	5/11/63	200 bp — Monthly	(122,865)
	CMBX NA A.6 Index	A/P	55,332	1,789,000	212,354	5/11/63	200 bp — Monthly	(156,327)
	CMBX NA A.6 Index	A/P	109,667	1,964,000	233,127	5/11/63	200 bp — Monthly	(122,696)
	CMBX NA A.6 Index	A/P	239,903	2,206,000	261,852	5/11/63	200 bp — Monthly	(21,092)
	CMBX NA A.6 Index	A/P	165,367	2,518,000	298,887	5/11/63	200 bp — Monthly	(132,541)
	CMBX NA A.6 Index	A/P	320,501	2,757,000	327,256	5/11/63	200 bp — Monthly	(5,682)
	CMBX NA A.6 Index	A/P	402,955	2,779,000	329,867	5/11/63	200 bp — Monthly	74,168
	CMBX NA A.6 Index	A/P	152,946	2,939,000	348,859	5/11/63	200 bp — Monthly	(194,771)
	CMBX NA A.6 Index	A/P	148,581	3,016,000	357,999	5/11/63	200 bp — Monthly	(208,245)
	CMBX NA A.6 Index	A/P	(32,020)	3,372,000	400,256	5/11/63	200 bp — Monthly	(430,965)
	CMBX NA A.6 Index	A/P	224,300	3,497,000	415,094	5/11/63	200 bp — Monthly	(189,434)
	CMBX NA A.6 Index	A/P	214,889	4,245,000	503,882	5/11/63	200 bp — Monthly	(287,342)
	CMBX NA BBB-.6 Index	BB+/P	1,869	37,000	12,040	5/11/63	300 bp — Monthly	(10,149)
	CMBX NA BBB-.6 Index	BB+/P	11,786	112,000	36,445	5/11/63	300 bp — Monthly	(24,594)
	CMBX NA BBB-.6 Index	BB+/P	12,607	146,000	47,508	5/11/63	300 bp — Monthly	(34,816)
	CMBX NA BBB-.6 Index	BB+/P	18,143	375,000	122,025	5/11/63	300 bp — Monthly	(103,664)
	CMBX NA BBB-.6 Index	BB+/P	43,346	392,000	127,557	5/11/63	300 bp — Monthly	(83,982)
	CMBX NA BBB-.6 Index	BB+/P	43,557	401,000	130,485	5/11/63	300 bp — Monthly	(86,695)
	CMBX NA BBB-.6 Index	BB+/P	43,389	401,000	130,485	5/11/63	300 bp — Monthly	(86,863)
	CMBX NA BBB-.6 Index	BB+/P	39,801	503,000	163,676	5/11/63	300 bp — Monthly	(123,581)
	CMBX NA BBB-.6 Index	BB+/P	33,283	671,000	218,343	5/11/63	300 bp — Monthly	(184,669)
	CMBX NA BBB-.6 Index	BB+/P	32,711	671,000	218,343	5/11/63	300 bp — Monthly	(185,241)
	CMBX NA BBB-.6 Index	BB+/P	77,301	714,000	232,336	5/11/63	300 bp — Monthly	(154,618)
	CMBX NA BBB-.6 Index	BB+/P	68,535	1,006,000	327,352	5/11/63	300 bp — Monthly	(258,230)
	CMBX NA BBB-.6 Index	BB+/P	134,237	1,144,000	372,258	5/11/63	300 bp — Monthly	(237,354)
	CMBX NA BBB-.6 Index	BB+/P	71,141	1,402,000	456,211	5/11/63	300 bp — Monthly	(384,252)
	CMBX NA BBB-.6 Index	BB+/P	200,757	1,446,000	470,528	5/11/63	300 bp — Monthly	(268,928)
	CMBX NA BBB-.6 Index	BB+/P	137,523	1,554,000	505,672	5/11/63	300 bp — Monthly	(367,242)
	CMBX NA BBB-.6 Index	BB+/P	117,779	1,855,000	603,617	5/11/63	300 bp — Monthly	(484,756)
	CMBX NA BBB-.6 Index	BB+/P	217,967	2,463,000	801,460	5/11/63	300 bp — Monthly	(582,057)
	CMBX NA BBB-.6 Index	BB+/P	207,367	2,467,000	802,762	5/11/63	300 bp — Monthly	(593,956)
	CMBX NA BBB-.6 Index	BB+/P	407,935	2,864,000	931,946	5/11/63	300 bp — Monthly	(522,339)
	CMBX NA BBB-.6 Index	BB+/P	259,403	3,236,000	1,052,994	5/11/63	300 bp — Monthly	(791,704)
	CMBX NA BBB-.6 Index	BB+/P	250,279	3,302,000	1,074,471	5/11/63	300 bp — Monthly	(822,266)
	CMBX NA BBB-.6 Index	BB+/P	245,701	3,333,000	1,084,558	5/11/63	300 bp — Monthly	(836,913)
	CMBX NA BBB-.6 Index	BB+/P	244,226	3,333,000	1,084,558	5/11/63	300 bp — Monthly	(838,388)
	CMBX NA BBB-.6 Index	BB+/P	345,231	4,755,000	1,547,277	5/11/63	300 bp — Monthly	(1,199,272)
	CMBX NA BBB-.6 Index	BB+/P	345,231	4,755,000	1,547,277	5/11/63	300 bp — Monthly	(1,199,272)
	CMBX NA BBB-.6 Index	BB+/P	759,433	10,002,000	3,254,651	5/11/63	300 bp — Monthly	(2,489,383)
	CMBX NA BBB-.7 Index	BBB-/P	49,185	605,000	132,253	1/17/47	300 bp — Monthly	(82,715)
	CMBX NA BBB-.7 Index	BBB-/P	126,786	1,819,000	397,633	1/17/47	300 bp — Monthly	(269,787)
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	(10,398)	10,000,000	1,014,000	12/16/72	200 bp — Monthly	(1,020,509)
	CMBX NA A.6 Index	A/P	392,560	2,804,000	332,835	5/11/63	200 bp — Monthly	60,816
	CMBX NA A.6 Index	A/P	549,146	3,684,000	437,291	5/11/63	200 bp — Monthly	113,288
	CMBX NA A.6 Index	A/P	9,958,994	76,594,000	9,091,708	5/11/63	200 bp — Monthly	897,073
	CMBX NA BB.10 Index	BB-/P	76,868	958,000	402,552	5/11/63	500 bp — Monthly	(324,752)
	CMBX NA BBB-.6 Index	BB+/P	29,960,586	93,714,000	30,494,536	5/11/63	300 bp — Monthly	(479,283)
	CMBX NA BBB-.7 Index	BBB-/P	371,864	1,584,000	346,262	1/17/47	300 bp — Monthly	26,526
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BB+/P	144,127	1,593,000	518,362	5/11/63	300 bp — Monthly	(373,306)
	CMBX NA BBB-.6 Index	BB+/P	141,186	1,851,000	602,315	5/11/63	300 bp — Monthly	(460,050)
	CMBX NA BBB-.6 Index	BB+/P	220,065	2,499,000	813,175	5/11/63	300 bp — Monthly	(591,651)
	CMBX NA BBB-.6 Index	BB+/P	189,239	2,944,000	957,978	5/11/63	300 bp — Monthly	(767,021)
	CMBX NA BBB-.6 Index	BB+/P	269,586	3,657,000	1,189,988	5/11/63	300 bp — Monthly	(918,269)
	CMBX NA BBB-.6 Index	BB+/P	288,245	4,013,000	1,305,830	5/11/63	300 bp — Monthly	(1,015,244)
	CMBX NA BBB-.6 Index	BB+/P	1,250,695	14,007,000	4,557,878	5/11/63	300 bp — Monthly	(3,299,012)
	CMBX NA BBB-.6 Index	BB+/P	1,333,541	18,282,000	5,948,963	5/11/63	300 bp — Monthly	(4,604,758)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	99,200	992,000	117,750	5/11/63	200 bp — Monthly	(18,165)
	CMBX NA A.6 Index	A/P	248,100	2,481,000	294,495	5/11/63	200 bp — Monthly	(45,430)
	CMBX NA A.6 Index	A/P	515,760	3,684,000	437,291	5/11/63	200 bp — Monthly	79,902
	CMBX NA A.6 Index	A/P	657,500	4,208,000	499,490	5/11/63	200 bp — Monthly	159,647
	CMBX NA A.6 Index	A/P	(73,413)	9,566,000	1,135,484	5/11/63	200 bp — Monthly	(1,205,178)
	CMBX NA A.6 Index	A/P	1,907,585	12,307,000	1,460,841	5/11/63	200 bp — Monthly	451,530
	CMBX NA BBB-.6 Index	BB+/P	151,989	1,554,000	505,672	5/11/63	300 bp — Monthly	(352,776)
	CMBX NA BBB-.6 Index	BB+/P	529,757	6,342,000	2,063,687	5/11/63	300 bp — Monthly	(1,530,230)
	CMBX NA BBB-.6 Index	BB+/P	489,483	6,670,000	2,170,418	5/11/63	300 bp — Monthly	(1,677,044)
	CMBX NA BBB-.6 Index	BB+/P	777,807	9,703,000	3,157,356	5/11/63	300 bp — Monthly	(2,373,889)
	CMBX NA BBB-.6 Index	BB+/P	1,236,736	16,509,000	5,372,029	5/11/63	300 bp — Monthly	(4,125,662)
	CMBX NA BBB-.6 Index	BB+/P	3,944,707	59,543,000	19,375,292	5/11/63	300 bp — Monthly	(15,396,602)

Upfront premium received			88,835,625		Unrealized appreciation			4,694,771

Upfront premium (paid)			(171,586)		Unrealized (depreciation)			(113,150,899)

	Total		$88,664,039				Total	$(108,456,128)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2020. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,164)	$157,000	$14,711	1/17/47	(200 bp) — Monthly	$13,486
	CMBX NA BB.10 Index	(46,755)	448,000	188,250	11/17/59	(500 bp) — Monthly	141,059
	CMBX NA BB.10 Index	(40,460)	369,000	155,054	11/17/59	(500 bp) — Monthly	114,235
	CMBX NA BB.11 Index	(217,562)	3,013,000	1,036,171	11/18/54	(500 bp) — Monthly	815,679
	CMBX NA BB.11 Index	(173,870)	1,342,000	461,514	11/18/54	(500 bp) — Monthly	286,339
	CMBX NA BB.11 Index	(59,602)	867,000	298,161	11/18/54	(500 bp) — Monthly	237,716
	CMBX NA BB.11 Index	(24,952)	481,000	165,416	11/18/54	(500 bp) — Monthly	139,997
	CMBX NA BB.11 Index	(24,535)	481,000	165,416	11/18/54	(500 bp) — Monthly	140,414
	CMBX NA BB.11 Index	(43,360)	460,000	158,194	11/18/54	(500 bp) — Monthly	114,386
	CMBX NA BB.12 Index	(92,173)	1,074,000	346,043	8/17/61	(500 bp) — Monthly	252,826
	CMBX NA BB.8 Index	(163,027)	1,313,000	646,915	10/17/57	(500 bp) — Monthly	482,612
	CMBX NA BB.8 Index	(63,214)	360,000	177,372	10/17/57	(500 bp) — Monthly	113,808
	CMBX NA BB.9 Index	(140,395)	2,176,000	904,128	9/17/58	(500 bp) — Monthly	761,618
	CMBX NA BB.9 Index	(61,874)	959,000	398,465	9/17/58	(500 bp) — Monthly	335,658
	CMBX NA BB.9 Index	(19,576)	540,000	224,370	9/17/58	(500 bp) — Monthly	204,269
	CMBX NA BB.9 Index	(8,439)	215,000	89,333	9/17/58	(500 bp) — Monthly	80,684
	CMBX NA BBB-.10 Index	(1,354,361)	4,546,000	761,455	11/17/59	(300 bp) — Monthly	(595,558)
	CMBX NA BBB-.11 Index	(813,301)	2,541,000	407,322	11/18/54	(300 bp) — Monthly	(407,460)
	CMBX NA BBB-.11 Index	(758,747)	2,313,000	370,774	11/18/54	(300 bp) — Monthly	(389,323)
	CMBX NA BBB-.11 Index	(494,132)	1,511,000	242,213	11/18/54	(300 bp) — Monthly	(252,800)
	CMBX NA BBB-.11 Index	(377,063)	1,154,000	184,986	11/18/54	(300 bp) — Monthly	(192,750)
	CMBX NA BBB-.11 Index	(207,932)	1,034,000	165,750	11/18/54	(300 bp) — Monthly	(42,785)
	CMBX NA BBB-.11 Index	(322,138)	1,005,000	161,102	11/18/54	(300 bp) — Monthly	(161,623)
	CMBX NA BBB-.12 Index	(1,218,586)	3,567,000	573,217	8/17/61	(300 bp) — Monthly	(647,450)
	CMBX NA BBB-.12 Index	(1,061,515)	3,016,000	484,671	8/17/61	(300 bp) — Monthly	(578,603)
	CMBX NA BBB-.12 Index	(882,145)	2,640,000	424,248	8/17/61	(300 bp) — Monthly	(459,437)
	CMBX NA BBB-.12 Index	(912,432)	2,625,000	421,838	8/17/61	(300 bp) — Monthly	(492,126)
	CMBX NA BBB-.12 Index	(702,727)	2,228,000	358,040	8/17/61	(300 bp) — Monthly	(345,987)
	CMBX NA BBB-.12 Index	(369,572)	2,182,000	350,647	8/17/61	(300 bp) — Monthly	(20,198)
	CMBX NA BBB-.12 Index	(306,306)	1,610,000	258,727	8/17/61	(300 bp) — Monthly	(48,518)
	CMBX NA BBB-.12 Index	(335,687)	1,005,000	161,504	8/17/61	(300 bp) — Monthly	(174,770)
	CMBX NA BBB-.9 Index	(229,730)	971,000	194,783	9/17/58	(300 bp) — Monthly	(35,514)
	Credit Suisse International
	CMBX NA BB.10 Index	(123,951)	929,000	390,366	11/17/59	(500 bp) — Monthly	265,512
	CMBX NA BB.10 Index	(110,117)	926,000	389,105	11/17/59	(500 bp) — Monthly	278,087
	CMBX NA BB.10 Index	(60,658)	488,000	205,058	11/17/59	(500 bp) — Monthly	143,925
	CMBX NA BB.7 Index	(173,028)	938,000	399,776	1/17/47	(500 bp) — Monthly	225,835
	CMBX NA BB.7 Index	(140,307)	853,000	363,549	1/17/47	(500 bp) — Monthly	222,412
	CMBX NA BB.7 Index	(11,314)	641,000	318,000	5/11/63	(500 bp) — Monthly	306,063
	CMBX NA BB.8 Index	(115,646)	660,000	325,182	10/17/57	(500 bp) — Monthly	208,894
	CMBX NA BB.9 Index	(343,546)	3,427,000	1,423,919	9/17/58	(500 bp) — Monthly	1,077,040
	Goldman Sachs International
	CMBX NA BB.7 Index	(175,691)	1,161,000	494,818	1/17/47	(500 bp) — Monthly	317,998
	CMBX NA BB.12 Index	(393,614)	1,075,000	346,365	8/17/61	(500 bp) — Monthly	(48,294)
	CMBX NA BB.7 Index	(691,993)	3,408,000	1,452,490	1/17/47	(500 bp) — Monthly	757,183
	CMBX NA BB.7 Index	(173,838)	1,061,000	452,198	1/17/47	(500 bp) — Monthly	277,329
	CMBX NA BB.7 Index	(42,606)	252,000	107,402	1/17/47	(500 bp) — Monthly	64,552
	CMBX NA BB.8 Index	(85,652)	756,000	372,481	10/17/57	(500 bp) — Monthly	286,094
	CMBX NA BB.9 Index	(136,116)	1,263,000	524,777	9/17/58	(500 bp) — Monthly	387,433
	CMBX NA BB.9 Index	(82,025)	786,000	326,583	9/17/58	(500 bp) — Monthly	243,794
	CMBX NA BB.9 Index	(78,897)	663,000	275,477	9/17/58	(500 bp) — Monthly	195,935
	CMBX NA BB.9 Index	(79,792)	663,000	275,477	9/17/58	(500 bp) — Monthly	195,040
	CMBX NA BB.9 Index	(18,719)	482,000	200,271	9/17/58	(500 bp) — Monthly	181,083
	CMBX NA BBB-.12 Index	(702,793)	2,081,000	334,417	8/17/61	(300 bp) — Monthly	(369,590)
	JPMorgan Securities LLC
	CMBX NA A.7 Index	(61,347)	2,910,000	272,667	1/17/47	(200 bp) — Monthly	210,188
	CMBX NA BB.11 Index	(8,236,421)	15,102,000	5,193,578	11/18/54	(500 bp) — Monthly	(3,057,525)
	CMBX NA BB.11 Index	(490,603)	953,000	472,783	5/11/63	(500 bp) — Monthly	(18,747)
	CMBX NA BB.12 Index	(990,786)	1,804,000	581,249	8/17/61	(500 bp) — Monthly	(411,291)
	CMBX NA BB.17 Index	(157,669)	322,000	137,236	1/17/47	(500 bp) — Monthly	(20,746)
	CMBX NA BB.9 Index	(1,415,894)	2,865,000	1,190,408	9/17/58	(500 bp) — Monthly	(228,272)
	CMBX NA BBB-.10 Index	(789,914)	2,804,000	469,670	11/17/59	(300 bp) — Monthly	(321,879)
	CMBX NA BBB-.10 Index	(443,013)	1,487,000	249,073	11/17/59	(300 bp) — Monthly	(194,807)
	CMBX NA BBB-.11 Index	(730,141)	3,622,000	580,607	11/18/54	(300 bp) — Monthly	(151,647)
	CMBX NA BBB-.11 Index	(788,230)	2,445,000	391,934	11/18/54	(300 bp) — Monthly	(397,723)
	CMBX NA BBB-.11 Index	(765,011)	2,434,000	390,170	11/18/54	(300 bp) — Monthly	(376,260)
	CMBX NA BBB-.11 Index	(382,598)	1,219,000	195,406	11/18/54	(300 bp) — Monthly	(187,903)
	CMBX NA BBB-.11 Index	(383,134)	1,219,000	195,406	11/18/54	(300 bp) — Monthly	(188,439)
	CMBX NA BBB-.12 Index	(466,846)	1,407,000	226,105	8/17/61	(300 bp) — Monthly	(241,562)
	CMBX NA BBB-.12 Index	(306,975)	879,000	141,255	8/17/61	(300 bp) — Monthly	(166,233)
	Merrill Lynch International
	CMBX NA BB.10 Index	(50,925)	895,000	376,079	11/17/59	(500 bp) — Monthly	324,284
	CMBX NA BB.11 Index	(1,546,956)	3,130,000	1,076,407	11/18/54	(500 bp) — Monthly	(473,592)
	CMBX NA BB.9 Index	(354,782)	9,107,000	3,783,959	9/17/58	(500 bp) — Monthly	3,420,323
	CMBX NA BBB-.7 Index	(69,410)	847,000	185,154	1/17/47	(300 bp) — Monthly	115,250
	CMBX NA BBB-.9 Index	(110,408)	596,000	119,558	9/17/58	(300 bp) — Monthly	8,802
	CMBX NA BBB-.9 Index	(110,408)	596,000	119,558	9/17/58	(300 bp) — Monthly	8,802
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(148,658)	1,459,000	318,937	1/17/47	(300 bp) — Monthly	169,429
	CMBX NA BB.10 Index	(46,985)	448,000	188,250	11/17/59	(500 bp) — Monthly	140,829
	CMBX NA BB.11 Index	(246,500)	2,510,000	863,189	11/18/54	(500 bp) — Monthly	614,248
	CMBX NA BB.11 Index	(21,822)	229,000	78,753	11/18/54	(500 bp) — Monthly	56,708
	CMBX NA BB.11 Index	(14,446)	148,000	50,897	11/18/54	(500 bp) — Monthly	36,307
	CMBX NA BB.12 Index	(94,662)	1,324,000	426,593	8/17/61	(500 bp) — Monthly	330,644
	CMBX NA BB.12 Index	(544,200)	907,000	292,235	8/17/61	(500 bp) — Monthly	(252,846)
	CMBX NA BB.12 Index	(61,870)	877,000	282,569	8/17/61	(500 bp) — Monthly	219,846
	CMBX NA BB.12 Index	(59,946)	821,000	264,526	8/17/61	(500 bp) — Monthly	203,782
	CMBX NA BB.12 Index	(30,303)	371,000	119,536	9/17/58	(500 bp) — Monthly	88,872
	CMBX NA BB.9 Index	(112,432)	1,828,000	759,534	9/17/58	(500 bp) — Monthly	645,324
	CMBX NA BB.9 Index	(111,136)	1,828,000	759,534	9/17/58	(500 bp) — Monthly	646,621
	CMBX NA BB.9 Index	(89,990)	1,462,000	607,461	9/17/58	(500 bp) — Monthly	516,050
	CMBX NA BB.9 Index	(161,020)	1,328,000	551,784	9/17/58	(500 bp) — Monthly	389,473
	CMBX NA BB.9 Index	(62,207)	1,152,000	478,656	9/17/58	(500 bp) — Monthly	415,329
	CMBX NA BB.9 Index	(52,192)	1,053,000	437,522	9/17/58	(500 bp) — Monthly	384,306
	CMBX NA BB.9 Index	(60,329)	803,000	333,647	9/17/58	(500 bp) — Monthly	272,536
	CMBX NA BB.9 Index	(64,399)	753,000	312,872	9/17/58	(500 bp) — Monthly	247,741
	CMBX NA BB.9 Index	(63,213)	719,000	298,745	9/17/58	(500 bp) — Monthly	234,832
	CMBX NA BB.9 Index	(80,510)	664,000	275,892	9/17/58	(500 bp) — Monthly	194,737
	CMBX NA BB.9 Index	(13,649)	148,000	61,494	9/17/58	(500 bp) — Monthly	47,701
	CMBX NA BB.9 Index	(938)	24,000	9,972	9/17/58	(500 bp) — Monthly	9,010
	CMBX NA BBB-.11 Index	(783,854)	2,449,000	392,575	11/18/54	(300 bp) — Monthly	(392,708)
	CMBX NA BBB-.11 Index	(783,854)	2,449,000	392,575	11/18/54	(300 bp) — Monthly	(392,708)
	CMBX NA BBB-.11 Index	(770,352)	2,434,000	390,170	11/18/54	(300 bp) — Monthly	(381,601)
	CMBX NA BBB-.11 Index	(705,970)	2,235,000	358,271	11/18/54	(300 bp) — Monthly	(349,003)
	CMBX NA BBB-.11 Index	(380,449)	1,219,000	195,406	11/18/54	(300 bp) — Monthly	(185,755)
	CMBX NA BBB-.11 Index	(125,684)	625,000	100,188	11/18/54	(300 bp) — Monthly	(25,861)
	CMBX NA BBB-.12 Index	(405,119)	1,219,000	195,893	8/17/61	(300 bp) — Monthly	(209,937)
	CMBX NA BBB-.12 Index	(244,664)	1,188,000	190,912	8/17/61	(300 bp) — Monthly	(54,445)
	CMBX NA BBB-.12 Index	(200,266)	1,064,000	170,985	8/17/61	(300 bp) — Monthly	(29,901)
	CMBX NA BBB-.7 Index	(8,254)	130,000	28,418	1/17/47	(300 bp) — Monthly	20,088
	CMBX NA BBB-.9 Index	(57,419)	374,000	75,024	9/17/58	(300 bp) — Monthly	17,392

	Upfront premium received	—			Unrealized appreciation		19,858,449

	Upfront premium (paid)	(40,526,398)			Unrealized (depreciation)		(13,974,177)

	Total	$(40,526,398)				Total	$5,884,272
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2019 through July 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,848,676,129.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/20
Short-term investments
	Putnam Short Term Investment Fund*	$257,739,729	$187,439,316	$94,424,718	$2,486,087	$350,754,327

	Total Short-term investments	$257,739,729	$187,439,316	$94,424,718	$2,486,087	$350,754,327
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $18,039,405.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $170,169,922.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $30,760,138.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $2,232,602,498 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $66,998,074 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $168,023,696 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $170,169,922 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$106,596,462	$—
Corporate bonds and notes	—	1,008,122,458	—
Mortgage-backed securities	—	1,278,682,258	—
Municipal bonds and notes	—	3,775,864	—
Purchased options outstanding	—	17,129,679	—
Purchased swap options outstanding	—	67,954,705	—
U.S. government and agency mortgage obligations	—	2,455,294,385	—
Short-term investments	391,657,327	1,042,719,815	—

Totals by level	$391,657,327	$5,980,275,626	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$13,808,118	$—	$—
Written options outstanding	—	(1,933,136)	—
Written swap options outstanding	—	(80,464,992)	—
Forward premium swap option contracts	—	21,565,066	—
TBA sale commitments	—	(974,123,667)	—
Interest rate swap contracts	—	(26,455,664)	—
Total return swap contracts	—	(203,511)	—
Credit default contracts	—	(150,709,497)	—

Totals by level	$13,808,118	$(1,212,325,401)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$1,464,300,000
Purchased swap option contracts (contract amount)	$4,008,100,000
Written TBA commitment option contracts (contract amount)	$1,571,900,000
Written swap option contracts (contract amount)	$2,370,300,000
Futures contracts (number of contracts)	8,000
Centrally cleared interest rate swap contracts (notional)	$4,094,500,000
OTC total return swap contracts (notional)	$107,900,000
OTC credit default contracts (notional)	$776,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com